UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08361

Goldman Sachs Variable Insurance Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, NY 10208	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40 Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Item 1. Schedule of Investments.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments

March 31, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – 33.6%
Automobiles & Components – 0.5%
Ford Motor Credit Co. LLC
$475,000	5.875%		08/02/21	$ 558,122

Banks – 9.9%
American Express Co.(b)
125,000	3.625		12/05/24	128,490
250,000	6.800	(a)	09/01/66	262,500
Bank of America Corp.
100,000	5.625		07/01/20	114,985
225,000	4.125		01/22/24	240,267
275,000	4.000		04/01/24	292,018
Barclays Bank PLC
275,000	2.500		02/20/19	280,364
CBA Capital Trust II(a)(b)(c)
375,000	6.024		03/29/49	388,125
Citigroup, Inc.
150,000	3.375		03/01/23	153,583
CoBank ACB Series H(a)(b)
1,984	6.200		12/31/49	203,955
Compass Bank(b)
375,000	2.750		09/29/19	378,962
Credit Agricole SA(c)
300,000	4.375		03/17/25	303,409
Credit Suisse Group Funding Guernsey Ltd.(c)
325,000	3.750		03/26/25	328,973
Credit Suisse New York
325,000	2.300		05/28/19	328,403
Discover Financial Services(b)
225,000	3.750		03/04/25	226,972
HSBC Holdings PLC(a)(b)
275,000	6.375		03/29/49	281,875
ING Bank NV(a)(b)
325,000	4.125		11/21/23	336,326
Intesa Sanpaolo SpA
350,000	2.375		01/13/17	354,371
350,000	3.875		01/16/18	367,815
JPMorgan Chase & Co.
450,000	4.400		07/22/20	493,984
Lloyds Bank PLC
175,000	2.300		11/27/18	177,502
Macquarie Bank Ltd.(c)
25,000	2.600		06/24/19	25,354
200,000	6.625		04/07/21	235,770
Mizuho Corporate Bank Ltd.(c)
200,000	2.550		03/17/17	204,472
Morgan Stanley
800,000	3.700		10/23/24	831,166
100,000	4.300		01/27/45	101,880
Morgan Stanley Series F
100,000	3.875		04/29/24	104,452
PNC Preferred Funding Trust II(a)(b)(c)
400,000	1.493		03/29/49	367,000
Regions Bank
250,000	7.500		05/15/18	289,899
Regions Financial Corp.
325,000	5.750		06/15/15	327,883
Resona Bank Ltd.(a)(b)(c)
650,000	5.850		09/29/49	672,750
Royal Bank of Scotland Group PLC
250,000	2.550		09/18/15	251,763
100,000	9.500	(a)(b)	03/16/22	112,950

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
Santander Bank NA(b)
$250,000	2.000%		01/12/18	$ 250,305
Santander Holdings USA, Inc.
75,000	3.000	(b)	09/24/15	75,585
165,000	4.625		04/19/16	170,866
Santander UK PLC(c)
250,000	5.000		11/07/23	268,317
Wells Fargo & Co. Series S(a)(b)
450,000	5.900		12/29/49	468,562

				10,401,853

Diversified Financials – 0.5%
GE Capital Trust I(a)(b)
150,000	6.375		11/15/67	162,375
General Motors Financial Co., Inc.
125,000	3.250		05/15/18	127,812
175,000	3.500		07/10/19	178,938

				469,125

Diversified Manufacturing – 0.3%
Xylem, Inc.
250,000	3.550		09/20/16	258,246

Electric – 0.9%
Florida Power & Light Co.(b)
193,000	4.125		02/01/42	210,531
Progress Energy, Inc.
350,000	7.000		10/30/31	474,367
Puget Sound Energy, Inc. Series A(a)(b)
100,000	6.974		06/01/67	101,625
Southern California Edison Co.(b)
175,000	4.050		03/15/42	184,099

				970,622

Energy – 2.2%
Anadarko Petroleum Corp.
25,000	8.700		03/15/19	30,828
135,000	3.450	(b)	07/15/24	135,907
125,000	6.450		09/15/36	154,580
Apache Corp.(b)
50,000	3.250		04/15/22	50,662
175,000	4.250		01/15/44	171,044
ConocoPhillips Co.(b)
175,000	3.350		11/15/24	180,216
100,000	4.150		11/15/34	105,580
Devon Energy Corp.(b)
25,000	3.250		05/15/22	25,303
75,000	5.600		07/15/41	87,020
80,000	4.750		05/15/42	85,030
Dolphin Energy Ltd.(c)
68,568	5.888		06/15/19	75,215
Kinder Morgan, Inc.(b)
175,000	3.050		12/01/19	176,854
Petrobras Global Finance BV
90,000	4.875		03/17/20	80,620
Petroleos Mexicanos
380,000	4.875		01/18/24	402,230
150,000	6.625		06/15/35	171,750
Transocean, Inc.
75,000	6.500		11/15/20	62,812
Valero Energy Corp.
150,000	3.650		03/15/25	153,358

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Energy – (continued)
Weatherford International Ltd.
$100,000	9.625%		03/01/19	$ 114,963

				2,263,972

Food & Beverage(c) – 0.7%
Pernod-Ricard SA
375,000	4.450		01/15/22	406,576
Suntory Holdings Ltd.
275,000	2.550		09/29/19	279,724

				686,300

Food & Staples Retailing – 1.2%
CVS Health Corp.(b)
125,000	4.125		05/15/21	136,775
200,000	3.375		08/12/24	206,699
Sysco Corp.(b)
175,000	2.350		10/02/19	178,057
250,000	4.500		10/02/44	262,996
Walgreens Boots Alliance, Inc.
175,000	1.800		09/15/17	176,781
325,000	3.300	(b)	11/18/21	334,628

				1,295,936

Health Care Equipment & Services – 0.4%
Becton Dickinson and Co.
200,000	2.675		12/15/19	204,439
Medtronic, Inc.(c)
75,000	2.500		03/15/20	76,633
150,000	3.150		03/15/22	155,358

				436,430

Healthcare – 0.1%
DENTSPLY International, Inc.
125,000	2.750		08/15/16	127,358

Insurance – 0.2%
Teachers Insurance & Annuity Association of America(c)
180,000	4.900		09/15/44	203,206

Life Insurance – 1.3%
AIA Group Ltd.(b)(c)
275,000	3.200		03/11/25	277,420
American International Group, Inc.(b)
75,000	4.500		07/16/44	80,320
Genworth Financial, Inc.
75,000	8.625		12/15/16	80,547
Nippon Life Insurance Co.(a)(b)(c)
375,000	5.100		10/16/44	406,406
Reliance Standard Life Global Funding II(c)
225,000	2.500		01/15/20	226,646
The Northwestern Mutual Life Insurance Co.(c)
200,000	6.063		03/30/40	264,863

				1,336,202

Materials – 0.5%
Eastman Chemical Co.(b)
225,000	3.800		03/15/25	233,465
Ecolab, Inc.
100,000	5.500		12/08/41	121,309
Monsanto Co.(b)
200,000	4.400		07/15/44	215,071

				569,845

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Media – 1.6%
21st Century Fox America, Inc.
$275,000	3.000%		09/15/22	$ 278,063
75,000	3.700	(b)(c)	09/15/24	79,363
DIRECTV Holdings LLC
650,000	3.800		03/15/22	673,191
75,000	4.450	(b)	04/01/24	80,082
225,000	3.950	(b)	01/15/25	231,977
Time Warner Cable, Inc.
275,000	7.300		07/01/38	369,299

				1,711,975

Metals and Mining(c) – 0.8%
Glencore Finance Canada Ltd.
500,000	2.700		10/25/17	507,317
Glencore Funding LLC
125,000	1.700		05/27/16	125,522
175,000	2.500		01/15/19	175,085

				807,924

Noncaptive-Financial – 0.5%
International Lease Finance Corp.
375,000	5.750		05/15/16	390,000
150,000	7.125	(c)	09/01/18	169,312

				559,312

Pharmaceuticals, Biotechnology & Life Sciences – 1.7%
Actavis Funding SCS
225,000	2.350		03/12/18	227,862
175,000	3.450	(b)	03/15/22	178,428
150,000	4.850	(b)	06/15/44	159,930
Bayer US Finance LLC(c)
400,000	3.000		10/08/21	413,844
EMD Finance LLC(b)(c)
375,000	2.950		03/19/22	379,398
Forest Laboratories, Inc.(c)
325,000	4.375		02/01/19	347,750
100,000	5.000	(b)	12/15/21	110,500

				1,817,712

Pipelines – 1.3%
Enbridge, Inc.(b)
50,000	3.500		06/10/24	48,529
Energy Transfer Partners LP(b)
40,000	5.200		02/01/22	43,576
25,000	3.600		02/01/23	24,774
Enterprise Products Operating LLC(b)
25,000	3.350		03/15/23	25,284
30,000	3.750		02/15/25	30,898
Enterprise Products Operating LLC Series A(a)(b)
450,000	8.375		08/01/66	474,750
Sunoco Logistics Partners Operations LP(b)
50,000	4.250		04/01/24	51,614
Tennessee Gas Pipeline Co. LLC
50,000	8.375		06/15/32	63,931
TransCanada Pipelines Ltd.(a)(b)
325,000	6.350		05/15/67	312,000
Williams Partners LP(b)
250,000	3.900		01/15/25	243,370

				1,318,726

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Real Estate Development – 0.2%
MDC Holdings, Inc.(b)
$150,000	5.500%		01/15/24	$ 146,186
125,000	6.000		01/15/43	105,243

				251,429

Real Estate Investment Trusts – 3.6%
American Campus Communities Operating Partnership LP(b)
275,000	4.125		07/01/24	285,073
Brixmor Operating Partnership LP(b)
175,000	3.850		02/01/25	175,082
Camden Property Trust
325,000	5.700		05/15/17	353,408
CBL & Associates LP(b)
50,000	5.250		12/01/23	53,274
DDR Corp.
375,000	7.500		04/01/17	417,258
225,000	7.875		09/01/20	281,043
HCP, Inc.
275,000	6.000		01/30/17	297,845
125,000	2.625	(b)	02/01/20	125,264
Health Care REIT, Inc.
375,000	2.250		03/15/18	379,801
Healthcare Realty Trust, Inc.
350,000	5.750		01/15/21	395,421
Healthcare Trust of America Holdings LP(b)
100,000	3.375		07/15/21	101,099
Kilroy Realty LP
275,000	5.000		11/03/15	281,137
150,000	3.800	(b)	01/15/23	153,511
Select Income REIT(b)
50,000	2.850		02/01/18	50,421
75,000	3.600		02/01/20	76,851
125,000	4.150		02/01/22	125,558
Senior Housing Properties Trust(b)
125,000	3.250		05/01/19	127,075
Ventas Realty LP(b)
125,000	3.500		02/01/25	124,966

				3,804,087

Retailing – 0.3%
Amazon.com, Inc.(b)
250,000	3.300		12/05/21	259,418

Technology – 0.7%
Amphenol Corp.(b)
125,000	3.125		09/15/21	127,901
Hewlett-Packard Co.
250,000	3.000		09/15/16	256,631
150,000	2.600		09/15/17	153,572
150,000	2.750		01/14/19	153,111

				691,215

Tobacco – 0.4%
Imperial Tobacco Finance PLC(c)
400,000	2.050		02/11/18	402,283

Transportation(c) – 0.8%
ERAC USA Finance LLC
350,000	2.350		10/15/19	351,771

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Transportation(c) – (continued)
Penske Truck Leasing Co. LP / PTL Finance Corp.
$200,000	3.375	%(b)	02/01/22	$ 199,640
125,000	4.875		07/11/22	135,237
125,000	4.250		01/17/23	130,004

				816,652

Wireless Telecommunications – 0.1%
American Tower Corp.
125,000	4.700		03/15/22	133,665

Wirelines Telecommunications – 2.9%
Telefonica Emisiones SAU
175,000	3.192		04/27/18	182,071
100,000	5.462		02/16/21	114,175
Verizon Communications, Inc.
607,000	2.625	(c)	02/21/20	616,182
850,000	4.500		09/15/20	937,289
1,050,000	5.150		09/15/23	1,202,871

				3,052,588

TOTAL CORPORATE OBLIGATIONS				$ 35,204,203

Mortgage-Backed Obligations – 30.6%
Adjustable Rate Non-Agency(a)(b) – 0.7%
Countrywide Alternative Loan Trust Series 2005-38, Class A1
$187,621	1.628%		09/25/35	$ 171,288
Lehman XS Trust Series 2005-7N, Class 1A1A
271,270	0.444		12/25/35	234,917
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1A
346,154	0.978		12/25/46	263,181

				669,386

Collateralized Mortgage Obligations – 8.0%
Agency Multi-Family – 5.2%
FHLMC Multifamily Structured Pass-Through Certificates Series K031, Class A2(a)
300,000	3.300		04/25/23	321,493
FHLMC Multifamily Structured Pass-Through Certificates Series K714, Class A2(a)
300,000	3.034		10/25/20	319,143
FNMA
367,916	2.800		03/01/18	382,118
1,039,375	3.740		05/01/18	1,109,460
320,000	3.840		05/01/18	342,773
800,000	4.506		06/01/19	862,865
185,600	3.416		10/01/20	198,777
177,401	3.615		12/01/20	192,220
927,351	3.763		12/01/20	1,005,635
370,712	4.380		06/01/21	413,250
FNMA ACES Series 2012-M8, Class A2
100,000	2.349		05/25/22	100,874
FNMA ACES Series 2012-M8, Class ASQ2
97,882	1.520		12/25/19	98,590
GNMA
134,344	3.950		07/15/25	144,258

				5,491,456

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Covered Bond – 0.9%
Northern Rock Asset Management PLC(c)
	$900,000	5.625%	06/22/17	$ 986,351

Regular Floater(a) – 1.4%
Aire Valley Mortgages PLC Series 2004-1X, Class 3A2
EUR	364,479	0.445	09/20/66	385,516
Aire Valley Mortgages PLC Series 2006-1A, Class 1A(c)
	$76,422	0.490	09/20/66	74,089
Aire Valley Mortgages PLC Series 2006-1X, Class 2A1
EUR	205,736	0.325	09/20/66	216,501
Eurosail PRIME-UK 2007-A PLC Series 2007-PR1X, Class A1(b)
GBP	80,446	0.962	09/13/45	114,401
FNMA Connecticut Avenue Securities Series 2014-C03, Class 1M1
	$51,495	1.374	07/25/24	51,495
FNMA Connecticut Avenue Securities Series 2015-C01, Class 2M1
	28,039	1.674	02/25/25	28,148
Granite Master Issuer PLC Series 2003-3, Class 3A
GBP	22,605	0.943	01/20/44	33,498
Leek Finance Number Eighteen PLC Series 18X, Class A2B(b)
	$185,324	0.525	09/21/38	192,814
Leek Finance Number Eighteen PLC Series 18X, Class A2C(b)
EUR	46,331	0.284	09/21/38	51,986
Leek Finance Number Seventeen PLC Series 17X, Class A2C(b)
	30,578	0.304	12/21/37	34,678
Quadrivio Finance SRL Series 2011-1, Class A(b)
	142,519	0.555	07/25/60	153,269
Thrones 2013-1 PLC Series 2013-1, Class A(b)
GBP	75,410	2.061	07/20/44	112,732

				1,449,127

Sequential Fixed Rate – 0.5%
FNMA REMIC Series 2012-111, Class B
	$40,963	7.000	10/25/42	47,471
FNMA REMIC Series 2012-153, Class B
	96,476	7.000	07/25/42	111,741
National Credit Union Administration Guaranteed Notes Series A4
	300,000	3.000	06/12/19	317,905

				477,117

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 8,404,051

Commercial Mortgage-Backed Securities – 3.4%
Sequential Fixed Rate – 3.4%
Banc of America Commercial Mortgage Trust Series 2007-4, Class A1A
	$316,865	5.774%	02/10/51	$ 343,792
FREMF Mortgage Trust Series 2014-K40, Class C(c)
	100,000	4.072	11/25/47	100,182
FREMF Mortgage Trust Series 2014-K41, Class B(c)
	100,000	3.830	11/25/47	98,888
GS Mortgage Securities Trust Series 2007-GG10, Class A1A(d)
	603,649	5.796	08/10/45	653,343
GS Mortgage Securities Trust Series 2007-GG10, Class A4(d)
	269,634	5.796	08/10/45	291,450
JP Morgan Chase Commercial Mortgage Securities Trust Series 2006-CB15, Class A1A
	459,618	5.811	06/12/43	478,568

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-CB19, Class A1A(d)
$263,318	5.694%	02/12/49	$ 282,462
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class A4
800,000	2.858	11/15/45	818,031
Wachovia Bank Commercial Mortgage Trust Series 2007-C34, Class A1A(b)
494,382	5.608	05/15/46	526,082

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 3,592,798

Federal Agencies – 18.5%
Adjustable Rate FHLMC(a) – 1.1%
$1,078,382	2.375%	09/01/35	$ 1,153,363

Adjustable Rate FNMA(a) – 1.3%
311,851	1.847	05/01/33	328,205
527,575	2.333	05/01/35	563,752
464,085	2.598	09/01/35	496,353

			1,388,310

FHLMC – 1.0%
599	7.500	06/01/15	600
89,505	5.500	02/01/18	93,844
10,122	5.500	04/01/18	10,613
4,091	4.500	09/01/18	4,279
16,021	5.500	09/01/18	16,797
618	9.500	08/01/19	624
32	9.500	08/01/20	35
60,895	6.500	10/01/20	65,963
13,599	4.500	07/01/24	14,607
66,783	4.500	11/01/24	71,747
13,412	4.500	12/01/24	14,406
15,536	6.000	03/01/29	17,678
168	6.000	04/01/29	191
17,136	7.500	12/01/29	20,883
155,876	7.000	05/01/32	183,819
258	6.000	08/01/32	297
92,407	7.000	12/01/32	109,068
6,401	5.000	10/01/33	7,122
9,120	5.000	07/01/35	10,142
12,446	5.000	12/01/35	13,900
97,929	5.500	01/01/37	109,869
3,287	5.000	03/01/38	3,640
182,035	7.000	02/01/39	212,783
7,024	5.000	06/01/41	7,815

			990,722

FNMA – 14.3%
3,212	6.000	04/01/16	3,257
6,841	6.500	05/01/16	6,974
13,216	6.500	09/01/16	13,582
17,660	6.500	11/01/16	18,171
1,895	7.500	04/01/17	1,940
97,359	5.500	02/01/18	102,257
112,987	5.000	05/01/18	118,339
9,977	6.500	08/01/18	10,666
61,453	7.000	08/01/18	65,161
1,471	5.000	06/01/23	1,570
48,905	5.000	08/01/23	54,325
146,477	5.500	09/01/23	160,105
38,713	5.500	10/01/23	42,335

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$3,166	6.000%	12/01/23	$ 3,606
10,658	4.500	07/01/24	11,451
161,072	4.500	11/01/24	172,985
68,468	4.500	12/01/24	73,539
71	7.000	07/01/25	83
277	7.000	11/01/25	295
16,866	9.000	11/01/25	19,754
60,283	7.000	08/01/26	69,118
713	7.000	08/01/27	838
6,740	7.000	09/01/27	7,521
190	7.000	01/01/28	228
3,451	6.000	01/01/29	3,932
105,721	6.000	02/01/29	121,751
95,582	6.000	06/01/29	110,062
33,798	8.000	10/01/29	42,616
8,995	7.000	12/01/29	10,931
44,987	5.000	01/01/30	50,120
1,388	8.500	04/01/30	1,731
2,585	8.000	05/01/30	2,993
308	8.500	06/01/30	349
9,594	7.000	05/01/32	11,612
74,245	7.000	06/01/32	91,511
94,194	7.000	08/01/32	111,119
22,336	8.000	08/01/32	25,601
4,569	5.000	08/01/33	5,102
344,648	5.000	09/01/33	384,837
4,182	5.500	09/01/33	4,736
860,871	5.000	12/01/33	961,257
1,636	5.500	02/01/34	1,855
271	5.500	04/01/34	309
9,809	5.500	12/01/34	11,125
44,082	5.000	04/01/35	49,420
77,911	6.000	04/01/35	89,889
4,373	6.000	05/01/35	4,993
1,906	5.500	09/01/35	2,163
169,294	6.000	10/01/35	193,291
409,807	6.000	09/01/36	467,897
119	5.500	02/01/37	135
278,119	6.000	03/01/37	316,889
207	5.500	04/01/37	234
160	5.500	05/01/37	181
277,632	5.500	08/01/37	313,430
243,090	6.000	09/01/37	276,915
193,288	6.000	02/01/38	220,947
354	5.500	03/01/38	400
297,430	6.000	03/01/38	339,855
229	5.500	06/01/38	259
300	5.500	07/01/38	339
287,859	6.000	07/01/38	327,967
342	5.500	08/01/38	388
283	5.500	09/01/38	320
4,086	5.500	10/01/38	4,625
110	5.500	12/01/38	125
175,765	5.000	01/01/39	197,928
121,383	7.000	03/01/39	140,550
462,885	6.000	05/01/39	527,708
26,153	4.500	08/01/39	29,041
235,721	5.500	12/01/39	266,632
171,341	6.000	10/01/40	195,182
382,768	6.000	05/01/41	436,029
203,129	3.000	08/01/42	209,056
179,805	3.000	09/01/42	185,115

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$61,641	3.000%	11/01/42	$ 63,463
969,053	3.000	12/01/42	997,568
774,819	3.000	01/01/43	797,786
303,358	3.000	02/01/43	312,349
342,001	3.000	03/01/43	351,887
411,938	3.000	04/01/43	423,845
290,015	3.000	05/01/43	298,398
4,000,000	3.000	TBA-30yr(e)	4,090,000

			15,044,848

GNMA – 0.8%
3,414	7.000	10/15/25	3,572
10,645	7.000	11/15/25	11,830
1,503	7.000	02/15/26	1,563
7,325	7.000	04/15/26	8,373
3,638	7.000	03/15/27	4,282
65,807	7.000	11/15/27	76,586
3,126	7.000	01/15/28	3,661
26,503	7.000	02/15/28	29,651
6,333	7.000	03/15/28	7,265
1,143	7.000	04/15/28	1,351
384	7.000	05/15/28	448
5,679	7.000	06/15/28	6,673
12,052	7.000	07/15/28	14,131
15,070	7.000	09/15/28	17,842
2,542	7.000	11/15/28	3,006
3,817	7.500	11/15/30	3,858
241,184	6.000	08/20/34	279,321
291,486	5.000	06/15/40	327,971

			801,384

TOTAL FEDERAL AGENCIES			$ 19,378,627

TOTAL MORTGAGE-BACKED OBLIGATIONS			$ 32,044,862

Agency Debentures – 4.3%
FHLB
$400,000	1.875%	03/13/20	$ 407,483
600,000	3.000	09/10/21	639,402
600,000	2.125	06/09/23	596,365
300,000	3.250	06/09/23	323,426
100,000	3.375	12/08/23	108,728
FHLMC
600,000	2.375	01/13/22	621,693
FNMA
400,000	6.250	05/15/29	573,956
Tennessee Valley Authority
500,000	3.875	02/15/21	557,766
500,000	5.375	04/01/56	676,185

TOTAL AGENCY DEBENTURES			$ 4,505,004

Asset-Backed Securities – 7.9%
Collateralized Loan Obligations(a) – 5.5%
Aberdeen Loan Funding Ltd. Series 2008-1A, Class A(c)
$677,011	0.905%	11/01/18	$ 673,095
Acis CLO Ltd. Series 2013-1A, Class ACOM(c)
1,500,000	1.484	04/18/24	1,452,450

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Collateralized Loan Obligations(a) – (continued)
Acis CLO Ltd. Series 2013-2A, Class ACOM(c)
	$950,000	1.168%	10/14/22	$ 932,045
Acis CLO Ltd. Series 2013-2A, Class A(c)
	150,000	0.753	10/14/22	147,343
Black Diamond CLO Ltd. Series 2006-1A, Class AD(c)
	228,893	0.503	04/29/19	224,859
Ocean Trails CLO I Series 2006-1X, Class A1
	1,115,662	0.502	10/12/20	1,109,271
OFSI Fund V Ltd. Series 2013-5A(c)
	950,000	1.579	04/17/25	928,720
Red River CLO Ltd. Series 1A, Class A(c)
	276,424	0.525	07/27/18	275,040

				5,742,823

Home Equity(a) – 2.1%
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1(b)
	70,549	7.000	09/25/37	69,938
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1(b)
	114,610	7.000	09/25/37	116,294
Sound Point CLO VI Ltd. Series 2014-2A, Class ACOM(c)
	900,000	1.707	10/20/26	888,750
Sound Point CLO VIII Ltd. Series 2015-1A, Class A(c)
	900,000	1.792	04/15/27	897,750
Sound Point CLO VIII Ltd. Series 2015-1A, Class B(c)
	250,000	2.312	04/15/27	244,525

				2,217,257

Student Loans – 0.3%
Access Group, Inc. Series 2005-2, Class A3(a)(b)
	344,531	0.442	11/22/24	342,761

TOTAL ASSET-BACKED SECURITIES				$ 8,302,841

Foreign Debt Obligations – 2.7%
Sovereign – 1.5%
Brazilian Government International Bond
	$340,000	4.250%	01/07/25	$ 332,690
Colombia Government International Bond(b)
	640,000	4.000	02/26/24	659,840
Italy Buoni Poliennali Del Tesoro
EUR	120,000	1.150	05/15/17	131,628
Mexico Government International Bond
	$160,000	4.750	03/08/44	168,200
	10,000	5.750	10/12/10	10,925
Spain Government Bond
EUR	70,000	2.100	04/30/17	78,345
	90,000	0.500	10/31/17	97,532
	70,000	4.500	01/31/18	84,336

				1,563,496

Supranational – 1.2%
Inter-American Development Bank
	$200,000	1.000	02/27/18	197,056
International Finance Corp.
	1,100,000	0.875	06/15/18	1,093,611

				1,290,667

TOTAL FOREIGN DEBT OBLIGATIONS				$ 2,854,163

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Debt Obligations – 1.4%
California – 0.3%
California State Various Purpose GO Bonds Series 2010
$140,000	7.950%	03/01/36	$ 172,483
105,000	7.625	03/01/40	163,660

			336,143

Illinois – 0.3%
Illinois State GO Bonds for Build America Bonds Series 2010-5
250,000	7.350	07/01/35	298,655

New York – 0.5%
Rensselaer Polytechnic Institute Taxable Bonds Series 2010
475,000	5.600	09/01/20	548,408

Ohio – 0.3%
American Municipal Power, Inc. RB Build America Bond Series 2010 E RMKT
250,000	6.270	02/15/50	326,073

TOTAL MUNICIPAL DEBT OBLIGATIONS			$ 1,509,279

Government Guarantee Obligations – 1.8%
Hashemite Kingdom of Jordan Government AID Bond(f)
$700,000	2.503%	10/30/20	$ 729,534
Israel Government AID Bond(f)
400,000	5.500	09/18/23	499,950
200,000	5.500	12/04/23	250,208
100,000	5.500	04/26/24	125,786
Kommunalbanken AS(c)(g)
300,000	1.000	09/26/17	300,371

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS			$ 1,905,849

U.S. Treasury Obligations – 20.2%
United States Treasury Bonds
$100,000	2.750%	11/15/42	$ 103,988
4,300,000	3.625 (h)	08/15/43	5,253,654
1,450,000	3.750	11/15/43	1,811,296
700,000	3.625	02/15/44	856,303
1,300,000	3.375	05/15/44	1,523,639
1,000,000	3.000	11/15/44	1,095,620
600,000	2.500	02/15/45	594,654
United States Treasury Inflation-Protected Securities
619,542	0.125	01/15/22	625,638
711,143	0.625	01/15/24	742,142
272,133	2.500	01/15/29	348,286
300,834	1.375	02/15/44	354,422
99,246	0.750	02/15/45	101,231
United States Treasury Notes
1,500,000	1.375	02/29/20	1,500,225
700,000	1.375	03/31/20	699,972
1,000,000	2.000	10/31/21	1,020,360
1,500,000	1.500	01/31/22	1,480,095
1,100,000	1.750	02/28/22	1,102,860
500,000	1.750	03/31/22	501,135
United States Treasury Principal-Only STRIPS(i)
1,900,000	0.000	11/15/27	1,443,658

TOTAL U.S. TREASURY OBLIGATIONS			$ 21,159,178

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – (continued)
TOTAL INVESTMENTS – 102.5%			$ 107,485,379

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.5)%			(2,593,272)

NET ASSETS – 100.0%			$104,892,107

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on March 31, 2015.

(b)	Securities with “Call” features. Maturity dates disclosed are the final maturity dates.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $17,533,883, which represents approximately 16.7% of net assets as of March 31, 2015.

(d)	Interest is based on the weighted net interest rate of the collateral.

(e)	TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $4,090,000 which represents approximately 3.9% of net assets as of March 31, 2015.

(f)	Guaranteed by the United States Government. Total market value of these securities amounts to 1,605,478, which represents 1.5% of net assets as of March 31, 2015.

(g)	Guaranteed by a foreign government under maturity. Total market value of these securities amounts to 300,371, which represents 0.3% of net assets as of March 31, 2015.

(h)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(i)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
BA	— Banker Acceptance Rate
BBR	— Bank Bill Reference Rate
EURIBOR	— Euro Interbank Offered Rate
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
NIBOR	— Norwegian Interbank Offered Rate
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
RMKT	— Remarketed
STIBOR	— Stockholm Interbank Offered Rate
STRIPS	— Separate Trading of Registered Interest and Principal of Securities
UK	— United Kingdom

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— United States Dollar

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2015, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Bank of America, N.A.	CAD/USD	06/17/15	$83,837	$837
	EUR/USD	06/17/15	166,839	185
	USD/AUD	06/17/15	163,052	3,048
	USD/EUR	04/28/15	1,303,410	17,109
Barclays Bank PLC	CAD/USD	06/17/15	250,746	1,746
	EUR/GBP	06/17/15	508,052	5,874
	EUR/NOK	06/17/15	165,763	123
	EUR/SEK	06/17/15	162,807	2,211
	EUR/USD	06/17/15	526,621	7,988
	GBP/EUR	06/17/15	249,772	2,204
	SEK/NZD	06/17/15	10,895	53
	USD/CAD	06/17/15	82,931	1,069
	USD/EUR	06/17/15	327,290	6,193
	USD/NZD	06/17/15	10,842	66
BNP Paribas SA	EUR/USD	06/17/15	168,992	1,752
	JPY/USD	06/17/15	168,564	1,564
	NZD/USD	06/17/15	335,412	3,499
	USD/EUR	06/17/15	266,942	3,672
Citibank, N.A.	EUR/GBP	06/17/15	83,958	518
	USD/AUD	06/17/15	164,568	469
	USD/CAD	06/17/15	329,885	3,115
	USD/EUR	06/17/15	297,512	3,119
JPMorgan Chase Bank, N.A.	CAD/USD	06/17/15	167,681	681
	EUR/SEK	06/17/15	170,068	1,838
	USD/CAD	06/17/15	330,317	2,683
	USD/GBP	04/13/15	545,714	18,363
Morgan Stanley Co., Inc.	EUR/USD	06/17/15	138,853	2,013
Royal Bank of Canada	USD/SEK	05/13/15	64,949	1,330
State Street Bank	CAD/USD	06/17/15	84,388	983
Westpac Banking Corp.	AUD/USD	06/17/15	166,085	258
	JPY/USD	06/17/15	168,936	1,936
	USD/AUD	06/17/15	164,568	1,628
	USD/NZD	06/17/15	163,996	2,666

TOTAL				$100,793

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Bank of America, N.A.	AUD/USD	06/17/15	$164,568	$(1,708)
	EUR/USD	06/17/15	81,805	(1,326)
	USD/CAD	06/17/15	167,641	(641)
	USD/EUR	06/17/15	504,823	(5,328)
Barclays Bank PLC	CAD/USD	06/17/15	330,869	(3,131)
	EUR/USD	06/17/15	299,234	(1,707)
	GBP/USD	06/17/15	146,863	(2,021)
	JPY/USD	06/17/15	166,507	(493)
	SEK/EUR	06/17/15	81,402	(403)
	USD/AUD	06/17/15	166,085	(530)
	USD/CAD	06/17/15	166,017	(17)
	USD/EUR	06/17/15	170,071	(2,858)
	USD/JPY	06/17/15	505,250	(5,250)
BNP Paribas SA	EUR/USD	06/17/15	248,644	(1,538)
	GBP/EUR	06/17/15	164,449	(4,543)
	JPY/USD	06/17/15	166,109	(891)
	SEK/NZD	06/17/15	10,841	(2)

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

BNP Paribas SA (continued)	USD/AUD	06/17/15	$167,590	$(475)
	USD/CAD	06/17/15	251,187	(2,187)
	USD/EUR	06/17/15	167,916	(728)
	USD/JPY	06/17/15	586,682	(3,682)
	USD/NZD	06/17/15	10,843	(5)
Citibank, N.A.	AUD/USD	06/17/15	82,663	(332)
	CAD/USD	06/17/15	82,370	(630)
	GBP/USD	04/13/15	275,502	(9,799)
	USD/CAD	06/17/15	84,381	(381)
	USD/EUR	06/17/15	167,915	(1,911)
JPMorgan Chase Bank, N.A.	EUR/NOK	06/17/15	166,839	(644)
	EUR/USD	06/17/15	245,415	(4,755)
	JPY/USD	06/17/15	166,640	(360)
	SEK/EUR	06/17/15	166,910	(2,539)
	USD/JPY	06/17/15	503,971	(4,364)
State Street Bank	JPY/USD	06/17/15	329,810	(4,190)
	NZD/USD	06/17/15	164,738	(437)
	SEK/EUR	06/17/15	71,437	(681)
	USD/NZD	06/17/15	333,046	(5,750)
Westpac Banking Corp.	AUD/USD	06/17/15	160,777	(5,732)
	CAD/CHF	06/17/15	73,392	(2,173)
	USD/AUD	06/17/15	83,421	(678)

TOTAL				$(84,820)

FUTURES CONTRACTS — At March 31, 2015, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

90 Day Eurodollar	1	December 2015	$248,363	$1,118
Euro-Bund	1	June 2015	170,707	2,339
Euro-OAT	(2)	June 2015	(335,586)	(4,910)
U.S. Ultra Long Treasury Bonds	(48)	June 2015	(8,154,000)	(66,047)
2 Year U.S. Treasury Notes	43	June 2015	9,423,719	25,051
5 Year U.S. Treasury Notes	71	June 2015	8,534,977	39,089
10 Year U.S. Treasury Notes	(56)	June 2015	(7,218,750)	(47,458)

TOTAL				$(50,818)

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At March 31, 2015, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

				Rates Exchanged		Market Value
	Notional Amount (000’s)(a)		Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	NOK	35,450	05/11/17	1.000%	6 Month NIBOR	$(4,901)	$(10,805)
	GBP	200	06/17/17	6 Month LIBOR	1.750%	(3,506)	(1,196)
		$300	06/17/17	1.250	3 Month LIBOR	538	1,309
	EUR	320	06/17/20	0.750	6 Month EURIBOR	8,248	117
	NZD	240	06/17/20	3.500	3 Month BBR	(1,042)	50
	SEK	3,020	06/17/20	3 Month STIBOR	0.500	(847)	82
		$2,100	06/17/20	3 Month LIBOR	2.250	(36,545)	(27,108)
	AUD	80	06/17/25	6 Month BBR	3.000	(804)	(755)
	CAD	220	06/17/25	2.750	3 Month BA	14,330	51
	EUR	190	06/17/25	6 Month EURIBOR	1.500	(17,085)	(1,672)
	GBP	370	06/17/25	6 Month LIBOR	1.500	31,230	(20,211)
		$530	06/17/25	2.750	3 Month LIBOR	20,767	11,748
	EUR	300	02/03/45	6 Month EURIBOR	1.500	521	(32,510)
	JPY	71,900	02/03/45	1.750	6 Month LIBOR	(17,459)	9,741
		$300	02/03/45	3 Month LIBOR	2.500	7,989	(1,726)
	GBP	330	06/17/45	6 Month LIBOR	2.000	9,847	(11,291)
	JPY	36,270	06/17/45	1.500	6 Month LIBOR	5,919	3,964
		$200	06/17/45	3.250	3 Month LIBOR	26,526	10,390

TOTAL						$43,726	$(69,822)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to March 31, 2015.

TAX INFORMATION — At March 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$102,794,789

Gross unrealized gain	5,335,080
Gross unrealized loss	(644,490)

Net unrealized security gain	$4,690,590

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments

March 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 99.2%
Automobiles & Components – 1.1%
2,268	BorgWarner, Inc.	$ 137,169
2,898	Delphi Automotive PLC	231,086
40,051	Ford Motor Co.	646,423
13,572	General Motors Co.	508,950
2,152	Harley-Davidson, Inc.	130,712
6,577	Johnson Controls, Inc.	331,744
2,723	The Goodyear Tire & Rubber Co.	73,739

		2,059,823

Banks – 5.8%
105,976	Bank of America Corp.	1,630,971
7,284	BB&T Corp.	284,003
30,615	Citigroup, Inc.	1,577,285
1,834	Comerica, Inc.	82,768
8,370	Fifth Third Bancorp	157,775
5,171	Hudson City Bancorp, Inc.	54,192
8,408	Huntington Bancshares, Inc.	92,908
37,629	JPMorgan Chase & Co.	2,279,565
8,742	KeyCorp	123,787
1,329	M&T Bank Corp.	168,783
2,938	People’s United Financial, Inc.	44,658
13,792	Regions Financial Corp.	130,334
5,325	SunTrust Banks, Inc.	218,804
5,225	The PNC Financial Services Group, Inc.	487,179
18,062	U.S. Bancorp	788,768
47,263	Wells Fargo & Co.	2,571,107
2,089	Zions Bancorporation	56,403

		10,749,290

Capital Goods – 7.4%
6,415	3M Co.	1,058,154
1,011	Allegion PLC	61,843
2,448	AMETEK, Inc.	128,618
6,111	Caterpillar, Inc.	489,063
1,717	Cummins, Inc.	238,045
6,203	Danaher Corp.	526,635
3,416	Deere & Co.	299,549
1,608	Dover Corp.	111,145
4,782	Eaton Corp. PLC	324,889
6,865	Emerson Electric Co.	388,696
2,806	Fastenal Co.	116,267
1,405	Flowserve Corp.	79,368
1,463	Fluor Corp.	83,625
3,184	General Dynamics Corp.	432,164
101,528	General Electric Co.	2,518,910
7,914	Honeywell International, Inc.	825,509
3,533	Illinois Tool Works, Inc.	343,196
2,708	Ingersoll-Rand PLC	184,361
1,267	Jacobs Engineering Group, Inc.*	57,218
996	Joy Global, Inc.	39,023
812	L-3 Communications Holdings, Inc.	102,141
2,725	Lockheed Martin Corp.	553,066
3,534	Masco Corp.	94,358
1,988	Northrop Grumman Corp.	319,988
3,612	PACCAR, Inc.	228,062
1,049	Pall Corp.	105,309
1,442	Parker-Hannifin Corp.	171,281

Shares	Description	Value
Common Stocks – (continued)
Capital Goods – (continued)
1,889	Pentair PLC	$ 118,799
1,443	Precision Castparts Corp.	303,030
2,198	Quanta Services, Inc.*	62,709
3,107	Raytheon Co.	339,440
1,358	Rockwell Automation, Inc.	157,514
1,330	Rockwell Collins, Inc.	128,412
999	Roper Industries, Inc.	171,828
604	Snap-on, Inc.	88,824
1,566	Stanley Black & Decker, Inc.	149,334
2,736	Textron, Inc.	121,287
6,620	The Boeing Co.	993,530
1,000	United Rentals, Inc.*	91,160
8,351	United Technologies Corp.	978,737
606	W.W. Grainger, Inc.	142,901
1,869	Xylem, Inc.	65,452

		13,793,440

Commercial & Professional Services – 0.6%
954	Cintas Corp.	77,875
1,243	Equifax, Inc.	115,599
3,125	Nielsen NV	139,281
1,965	Pitney Bowes, Inc.	45,824
2,623	Republic Services, Inc.	106,389
1,395	Robert Half International, Inc.	84,425
880	Stericycle, Inc.*	123,578
1,707	The ADT Corp.	70,875
341	The Dun & Bradstreet Corp.	43,771
4,290	Tyco International PLC	184,727
4,290	Waste Management, Inc.	232,647

		1,224,991

Consumer Durables & Apparel – 1.4%
2,810	Coach, Inc.	116,418
3,450	D.R. Horton, Inc.	98,256
439	Fossil Group, Inc.*	36,196
1,234	Garmin Ltd.	58,640
4,052	Hanesbrands, Inc.	135,782
676	Harman International Industries, Inc.	90,334
1,159	Hasbro, Inc.	73,295
1,351	Leggett & Platt, Inc.	62,268
1,823	Lennar Corp. Class A	94,450
3,472	Mattel, Inc.	79,335
2,057	Michael Kors Holdings Ltd.*	135,248
614	Mohawk Industries, Inc.*	114,050
2,699	Newell Rubbermaid, Inc.	105,450
7,041	NIKE, Inc. Class B	706,424
3,406	PulteGroup, Inc.	75,715
841	PVH Corp.	89,617
603	Ralph Lauren Corp.	79,294
1,668	Under Armour, Inc. Class A*	134,691
3,471	VF Corp.	261,401
779	Whirlpool Corp.	157,405

		2,704,269

Consumer Services – 1.7%
4,515	Carnival Corp.	215,998
311	Chipotle Mexican Grill, Inc.*	202,318
1,227	Darden Restaurants, Inc.	85,080
2,865	H&R Block, Inc.	91,880

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Consumer Services – (continued)
2,059	Marriott International, Inc. Class A	$ 165,379
9,711	McDonald’s Corp.	946,240
1,700	Royal Caribbean Cruises Ltd.	139,145
7,561	Starbucks Corp.	716,027
1,738	Starwood Hotels & Resorts Worldwide, Inc.	145,123
1,223	Wyndham Worldwide Corp.	110,645
807	Wynn Resorts Ltd.	101,585
4,336	Yum! Brands, Inc.	341,330

		3,260,750

Diversified Financials – 5.1%
567	Affiliated Managers Group, Inc.*	121,780
8,851	American Express Co.	691,440
1,869	Ameriprise Financial, Inc.	244,540
18,384	Berkshire Hathaway, Inc. Class B*	2,653,179
1,273	BlackRock, Inc.	465,714
5,531	Capital One Financial Corp.	435,953
3,200	CME Group, Inc.	303,072
4,556	Discover Financial Services	256,731
2,843	E*TRADE Financial Corp.*	81,182
4,003	Franklin Resources, Inc.	205,434
1,118	Intercontinental Exchange, Inc.	260,796
4,323	Invesco Ltd.	171,580
1,043	Legg Mason, Inc.	57,574
3,210	Leucadia National Corp.	71,551
2,745	McGraw Hill Financial, Inc.	283,833
1,770	Moody’s Corp.	183,726
15,522	Morgan Stanley	553,980
4,077	Navient Corp.	82,885
2,244	Northern Trust Corp.	156,295
4,123	State Street Corp.	303,164
2,649	T. Rowe Price Group, Inc.	214,516
11,171	The Bank of New York Mellon Corp.	449,521
11,690	The Charles Schwab Corp.	355,844
4,094	The Goldman Sachs Group, Inc.(a)	769,549
1,204	The NASDAQ OMX Group, Inc.	61,332

		9,435,171

Energy – 8.0%
5,104	Anadarko Petroleum Corp.	422,662
3,790	Apache Corp.	228,651
4,428	Baker Hughes, Inc.	281,532
4,169	Cabot Oil & Gas Corp.	123,111
1,978	Cameron International Corp.*	89,247
5,166	Chesapeake Energy Corp.	73,151
18,973	Chevron Corp.	1,991,786
867	Cimarex Energy Co.	99,783
12,443	ConocoPhillips	774,701
2,339	CONSOL Energy, Inc.	65,235
3,894	Devon Energy Corp.	234,847
746	Diamond Offshore Drilling, Inc.	19,985
2,294	Ensco PLC Class A	48,335
5,571	EOG Resources, Inc.	510,805

Shares	Description	Value
Common Stocks – (continued)
Energy – (continued)
1,519	EQT Corp.	$ 125,880
42,355	Exxon Mobil Corp.	3,600,175
2,437	FMC Technologies, Inc.*	90,193
8,532	Halliburton Co.	374,384
1,076	Helmerich & Payne, Inc.	73,243
2,415	Hess Corp.	163,906
17,145	Kinder Morgan, Inc.	721,119
6,774	Marathon Oil Corp.	176,869
2,746	Marathon Petroleum Corp.	281,163
1,708	Murphy Oil Corp.	79,593
4,111	National Oilwell Varco, Inc.	205,509
1,404	Newfield Exploration Co.*	49,266
2,245	Noble Corp. PLC	32,059
3,916	Noble Energy, Inc.	191,492
7,802	Occidental Petroleum Corp.	569,546
2,070	ONEOK, Inc.	99,857
5,457	Phillips 66	428,920
1,502	Pioneer Natural Resources Co.	245,592
1,498	QEP Resources, Inc.	31,233
1,645	Range Resources Corp.	85,606
12,888	Schlumberger Ltd.	1,075,375
3,933	Southwestern Energy Co.*	91,206
6,777	Spectra Energy Corp.	245,124
1,267	Tesoro Corp.	115,664
6,844	The Williams Companies, Inc.	346,238
3,483	Transocean Ltd.	51,096
5,242	Valero Energy Corp.	333,496

		14,847,635

Food & Staples Retailing – 2.5%
4,446	Costco Wholesale Corp.	673,547
11,374	CVS Health Corp.	1,173,911
5,913	Sysco Corp.	223,097
4,960	The Kroger Co.	380,234
8,839	Walgreens Boots Alliance, Inc.	748,486
15,957	Wal-Mart Stores, Inc.	1,312,463
3,612	Whole Foods Market, Inc.	188,113

		4,699,851

Food, Beverage & Tobacco – 5.2%
19,818	Altria Group, Inc.	991,296
6,342	Archer-Daniels-Midland Co.	300,611
1,588	Brown-Forman Corp. Class B	143,476
1,875	Campbell Soup Co.	87,281
2,130	Coca-Cola Enterprises, Inc.	94,146
4,250	ConAgra Foods, Inc.	155,253
1,684	Constellation Brands, Inc. Class A*	195,698
1,985	Dr. Pepper Snapple Group, Inc.	155,783
6,134	General Mills, Inc.	347,184
1,364	Hormel Foods Corp.	77,543
2,560	Kellogg Co.	168,832
1,215	Keurig Green Mountain, Inc.	135,752
5,940	Kraft Foods Group, Inc.	517,463
3,637	Lorillard, Inc.	237,678
1,324	McCormick & Co., Inc.	102,094
2,029	Mead Johnson Nutrition Co.	203,975
1,654	Molson Coors Brewing Co. Class B	123,140
16,646	Mondelez International, Inc. Class A	600,754

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Food, Beverage & Tobacco – (continued)
1,480	Monster Beverage Corp.*	$ 204,825
14,988	PepsiCo, Inc.	1,433,153
15,574	Philip Morris International, Inc.	1,173,189
3,117	Reynolds American, Inc.	214,792
39,641	The Coca-Cola Co.	1,607,443
1,500	The Hershey Co.	151,365
1,054	The J.M. Smucker Co.	121,979
3,019	Tyson Foods, Inc. Class A	115,628

		9,660,333

Health Care Equipment & Services – 5.1%
15,216	Abbott Laboratories	704,957
3,540	Aetna, Inc.	377,116
2,112	AmerisourceBergen Corp.	240,071
2,700	Anthem, Inc.	416,907
5,438	Baxter International, Inc.	372,503
2,111	Becton, Dickinson and Co.	303,088
13,401	Boston Scientific Corp.*	237,868
733	C. R. Bard, Inc.	122,668
3,357	Cardinal Health, Inc.	303,036
3,053	Cerner Corp.*	223,663
2,635	Cigna Corp.	341,074
1,704	DaVita HealthCare Partners, Inc.*	138,501
1,387	DENTSPLY International, Inc.	70,584
1,104	Edwards Lifesciences Corp.*	157,276
7,312	Express Scripts Holding Co.*	634,462
2,934	HCA Holdings, Inc.*	220,725
851	Henry Schein, Inc.*	118,817
1,514	Humana, Inc.	269,522
371	Intuitive Surgical, Inc.*	187,366
1,032	Laboratory Corp. of America Holdings*	130,125
2,340	McKesson Corp.	529,308
14,341	Medtronic PLC	1,118,455
908	Patterson Companies, Inc.	44,301
1,435	Quest Diagnostics, Inc.	110,280
2,886	St. Jude Medical, Inc.	188,744
2,991	Stryker Corp.	275,920
1,062	Tenet Healthcare Corp.*	52,580
9,613	UnitedHealth Group, Inc.	1,137,122
939	Universal Health Services, Inc. Class B	110,530
996	Varian Medical Systems, Inc.*	93,714
1,716	Zimmer Holdings, Inc.	201,664

		9,432,947

Household & Personal Products – 1.9%
8,576	Colgate-Palmolive Co.	594,660
3,699	Kimberly-Clark Corp.	396,200
1,287	The Clorox Co.	142,072
2,273	The Estee Lauder Companies, Inc. Class A	189,022
27,218	The Procter & Gamble Co.	2,230,243

		3,552,197

Insurance – 2.7%
3,283	ACE Ltd.	366,022
4,414	Aflac, Inc.	282,540
13,861	American International Group, Inc.	759,444

Shares	Description	Value
Common Stocks – (continued)
Insurance – (continued)
2,800	Aon PLC	$ 269,136
710	Assurant, Inc.	43,601
1,516	Cincinnati Financial Corp.	80,772
5,397	Genworth Financial, Inc. Class A*	39,452
2,601	Lincoln National Corp.	149,453
2,995	Loews Corp.	122,286
5,388	Marsh & McLennan Companies, Inc.	302,213
11,276	MetLife, Inc.	570,002
2,725	Principal Financial Group, Inc.	139,983
4,628	Prudential Financial, Inc.	371,675
4,214	The Allstate Corp.	299,910
2,305	The Chubb Corp.	233,036
4,188	The Hartford Financial Services Group, Inc.	175,142
5,341	The Progressive Corp.	145,275
3,236	The Travelers Companies, Inc.	349,909
1,321	Torchmark Corp.	72,549
2,620	Unum Group	88,373
2,637	XL Group PLC	97,042

		4,957,815

Materials – 3.1%
1,951	Air Products & Chemicals, Inc.	295,147
701	Airgas, Inc.	74,383
11,842	Alcoa, Inc.	152,999
1,171	Allegheny Technologies, Inc.	35,142
925	Avery Dennison Corp.	48,942
1,429	Ball Corp.	100,945
495	CF Industries Holdings, Inc.	140,422
9,125	E.I. du Pont de Nemours & Co.	652,164
1,528	Eastman Chemical Co.	105,829
2,745	Ecolab, Inc.	313,973
1,388	FMC Corp.	79,463
10,442	Freeport-McMoRan, Inc.	197,876
823	International Flavors & Fragrances, Inc.	96,620
4,259	International Paper Co.	236,332
3,987	LyondellBasell Industries NV Class A	350,059
611	Martin Marietta Materials, Inc.	85,418
1,646	MeadWestvaco Corp.	82,086
4,889	Monsanto Co.	550,208
5,034	Newmont Mining Corp.	109,288
3,195	Nucor Corp.	151,858
1,570	Owens-Illinois, Inc.*	36,612
1,380	PPG Industries, Inc.	311,245
2,895	Praxair, Inc.	349,542
2,192	Sealed Air Corp.	99,867
1,194	Sigma-Aldrich Corp.	165,070
11,015	The Dow Chemical Co.	528,500
3,164	The Mosaic Co.	145,734
805	The Sherwin-Williams Co.	229,022
1,366	Vulcan Materials Co.	115,154

		5,839,900

Media – 3.5%
2,316	Cablevision Systems Corp. Class A	42,383
4,602	CBS Corp. Class B	279,019

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Media – (continued)
25,694	Comcast Corp. Class A	$ 1,450,940
5,081	DIRECTV*	432,393
1,590	Discovery Communications, Inc. Class A*	48,908
2,684	Discovery Communications, Inc. Class C*	79,111
2,271	Gannett Co., Inc.	84,209
5,189	News Corp. Class A*	83,076
2,499	Omnicom Group, Inc.	194,872
1,012	Scripps Networks Interactive, Inc. Class A	69,383
4,149	The Interpublic Group of Companies, Inc.	91,776
15,766	The Walt Disney Co.	1,653,696
2,836	Time Warner Cable, Inc.	425,060
8,360	Time Warner, Inc.	705,918
18,458	Twenty-First Century Fox, Inc. Class A	624,619
3,694	Viacom, Inc. Class B	252,300

		6,517,663

Pharmaceuticals, Biotechnology & Life Sciences – 9.7%
16,147	AbbVie, Inc.	945,245
3,948	Actavis PLC*	1,174,941
3,345	Agilent Technologies, Inc.	138,985
2,006	Alexion Pharmaceuticals, Inc.*	347,640
7,672	Amgen, Inc.	1,226,369
2,375	Biogen, Inc.*	1,002,820
16,754	Bristol-Myers Squibb Co.	1,080,633
8,094	Celgene Corp.*	933,076
9,887	Eli Lilly & Co.	718,291
1,716	Endo International PLC*	153,925
15,061	Gilead Sciences, Inc.*	1,477,936
1,693	Hospira, Inc.*	148,713
28,031	Johnson & Johnson	2,819,919
1,200	Mallinckrodt PLC*	151,980
28,633	Merck & Co., Inc.	1,645,825
3,724	Mylan NV*	221,019
1,091	PerkinElmer, Inc.	55,794
1,415	Perrigo Co. PLC	234,253
61,768	Pfizer, Inc.	2,148,909
739	Regeneron Pharmaceuticals, Inc.*	333,644
3,989	Thermo Fisher Scientific, Inc.	535,882
2,427	Vertex Pharmaceuticals, Inc.*	286,313
829	Waters Corp.*	103,061
5,109	Zoetis, Inc.	236,496

		18,121,669

Real Estate – 2.6%
4,258	American Tower Corp. (REIT)	400,891
1,564	Apartment Investment & Management Co. Class A (REIT)	61,559
1,349	AvalonBay Communities, Inc. (REIT)	235,063
1,538	Boston Properties, Inc. (REIT)	216,058
2,891	CBRE Group, Inc. Class A*	111,911
3,388	Crown Castle International Corp. (REIT)	279,645
3,677	Equity Residential (REIT)	286,291

Shares	Description	Value
Common Stocks – (continued)
Real Estate – (continued)
640	Essex Property Trust, Inc. (REIT)	$ 147,136
6,280	General Growth Properties, Inc. (REIT)	185,574
4,609	HCP, Inc. (REIT)	199,155
3,538	Health Care REIT, Inc. (REIT)	273,700
7,589	Host Hotels & Resorts, Inc. (REIT)	153,146
1,891	Iron Mountain, Inc. (REIT)	68,984
4,214	Kimco Realty Corp. (REIT)	113,146
1,784	Plum Creek Timber Co., Inc. (REIT)	77,515
5,118	Prologis, Inc. (REIT)	222,940
1,469	Public Storage (REIT)	289,599
3,155	Simon Property Group, Inc. (REIT)	617,244
997	SL Green Realty Corp. (REIT)	127,995
1,424	The Macerich Co. (REIT)	120,086
3,212	Ventas, Inc. (REIT)	234,540
1,769	Vornado Realty Trust (REIT)	198,128
5,397	Weyerhaeuser Co. (REIT)	178,910

		4,799,216

Retailing – 4.7%
3,844	Amazon.com, Inc.*	1,430,352
799	AutoNation, Inc.*	51,400
327	AutoZone, Inc.*	223,066
1,836	Bed Bath & Beyond, Inc.*	140,959
2,996	Best Buy Co., Inc.	113,219
2,151	CarMax, Inc.*	148,441
3,053	Dollar General Corp.*	230,135
2,097	Dollar Tree, Inc.*	170,161
979	Expedia, Inc.	92,153
981	Family Dollar Stores, Inc.	77,734
1,119	GameStop Corp. Class A	42,477
1,542	Genuine Parts Co.	143,699
2,024	Kohl’s Corp.	158,378
2,480	L Brands, Inc.	233,839
9,833	Lowe’s Companies, Inc.	731,477
3,495	Macy’s, Inc.	226,860
607	Netflix, Inc.*	252,931
1,441	Nordstrom, Inc.	115,741
1,034	O’Reilly Automotive, Inc.*	223,592
2,108	Ross Stores, Inc.	222,099
6,320	Staples, Inc.	102,921
6,421	Target Corp.	526,972
2,644	The Gap, Inc.	114,565
13,317	The Home Depot, Inc.	1,512,944
522	The Priceline Group, Inc.*	607,686
6,859	The TJX Companies, Inc.	480,473
1,107	Tiffany & Co.	97,427
1,342	Tractor Supply Co.	114,151
1,141	TripAdvisor, Inc.*	94,897
944	Urban Outfitters, Inc.*	43,094

		8,723,843

Semiconductors & Semiconductor Equipment – 2.4%
2,971	Altera Corp.	127,486
3,167	Analog Devices, Inc.	199,521
12,366	Applied Materials, Inc.	278,977
2,564	Avago Technologies Ltd.	325,577

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
5,442	Broadcom Corp. Class A	$ 235,611
780	First Solar, Inc.*	46,636
47,887	Intel Corp.	1,497,426
1,630	KLA-Tencor Corp.	95,013
1,587	Lam Research Corp.	111,463
2,472	Linear Technology Corp.	115,690
2,078	Microchip Technology, Inc.	101,614
10,933	Micron Technology, Inc.*	296,612
5,154	NVIDIA Corp.	107,847
1,930	Skyworks Solutions, Inc.	189,700
10,631	Texas Instruments, Inc.	607,934
2,618	Xilinx, Inc.	110,741

		4,447,848

Software & Services – 10.3%
6,338	Accenture PLC Class A	593,807
4,769	Adobe Systems, Inc.*	352,620
1,778	Akamai Technologies, Inc.*	126,318
625	Alliance Data Systems Corp.*	185,156
2,345	Autodesk, Inc.*	137,511
4,769	Automatic Data Processing, Inc.	408,417
3,267	CA, Inc.	106,537
1,603	Citrix Systems, Inc.*	102,384
6,188	Cognizant Technology Solutions Corp. Class A*	386,069
1,407	Computer Sciences Corp.	91,849
11,116	eBay, Inc.*	641,171
3,126	Electronic Arts, Inc.*	183,856
571	Equinix, Inc. (REIT)	132,957
21,131	Facebook, Inc. Class A*	1,737,285
2,883	Fidelity National Information Services, Inc.	196,217
2,452	Fiserv, Inc.*	194,689
2,887	Google, Inc. Class A*	1,601,419
2,884	Google, Inc. Class C*	1,580,432
9,259	International Business Machines Corp.	1,486,069
2,801	Intuit, Inc.	271,585
9,833	Mastercard, Inc. Class A	849,473
82,833	Microsoft Corp.	3,367,576
32,413	Oracle Corp.	1,398,621
3,271	Paychex, Inc.	162,291
1,871	Red Hat, Inc.*	141,728
5,981	salesforce.com inc*	399,591
7,024	Symantec Corp.	164,116
1,402	Teradata Corp.*	61,884
5,245	The Western Union Co.	109,148
1,614	Total System Services, Inc.	61,574
1,073	VeriSign, Inc.*	71,859
19,534	Visa, Inc. Class A	1,277,719
10,332	Xerox Corp.	132,766
8,812	Yahoo!, Inc.*	391,561

		19,106,255

Technology Hardware & Equipment – 6.9%
3,111	Amphenol Corp. Class A	183,331
58,757	Apple, Inc.	7,311,134
51,413	Cisco Systems, Inc.	1,415,143
12,910	Corning, Inc.	292,799
20,056	EMC Corp.	512,631

Shares	Description	Value
Common Stocks – (continued)
Technology Hardware & Equipment – (continued)
736	F5 Networks, Inc.*	$ 84,596
1,526	FLIR Systems, Inc.	47,733
1,069	Harris Corp.	84,195
18,344	Hewlett-Packard Co.	571,599
3,592	Juniper Networks, Inc.	81,107
1,897	Motorola Solutions, Inc.	126,473
3,150	NetApp, Inc.	111,699
16,674	QUALCOMM, Inc.	1,156,175
2,156	SanDisk Corp.	137,165
3,283	Seagate Technology PLC	170,815
4,152	TE Connectivity Ltd.	297,366
2,230	Western Digital Corp.	202,952

		12,786,913

Telecommunication Services – 2.3%
52,291	AT&T, Inc.	1,707,301
5,790	CenturyLink, Inc.	200,045
10,443	Frontier Communications Corp.	73,623
2,777	Level 3 Communications, Inc.*	149,514
41,896	Verizon Communications, Inc.	2,037,402
6,282	Windstream Holdings, Inc.	46,487

		4,214,372

Transportation – 2.2%
7,228	American Airlines Group, Inc.	381,494
1,522	C.H. Robinson Worldwide, Inc.	111,441
10,031	CSX Corp.	332,227
8,257	Delta Air Lines, Inc.	371,235
1,926	Expeditors International of Washington, Inc.	92,794
2,666	FedEx Corp.	441,090
1,100	Kansas City Southern	112,288
3,136	Norfolk Southern Corp.	322,757
527	Ryder System, Inc.	50,007
6,824	Southwest Airlines Co.	302,303
8,920	Union Pacific Corp.	966,125
7,034	United Parcel Service, Inc. Class B	681,876

		4,165,637

Utilities – 3.0%
6,546	AES Corp.	84,116
1,204	AGL Resources, Inc.	59,779
2,394	Ameren Corp.	101,027
5,003	American Electric Power Co., Inc.	281,419
4,431	CenterPoint Energy, Inc.	90,437
2,743	CMS Energy Corp.	95,758
2,937	Consolidated Edison, Inc.	179,157
5,884	Dominion Resources, Inc.	416,999
1,768	DTE Energy Co.	142,660
7,139	Duke Energy Corp.	548,132
3,335	Edison International	208,337
1,802	Entergy Corp.	139,637
3,169	Eversource Energy	160,098
8,769	Exelon Corp.	294,726
4,207	FirstEnergy Corp.	147,497
785	Integrys Energy Group, Inc.	56,536
4,416	NextEra Energy, Inc.	459,485
3,150	NiSource, Inc.	139,104

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Utilities – (continued)
3,457	NRG Energy, Inc.	$ 87,082
2,478	Pepco Holdings, Inc.	66,485
4,814	PG&E Corp.	255,479
1,110	Pinnacle West Capital Corp.	70,762
6,735	PPL Corp.	226,700
5,166	Public Service Enterprise Group, Inc.	216,559
1,446	SCANA Corp.	79,516
2,360	Sempra Energy	257,287
2,312	TECO Energy, Inc.	44,853
9,062	The Southern Co.	401,265
2,336	Wisconsin Energy Corp.	115,632
5,093	Xcel Energy, Inc.	177,287

		5,603,811

TOTAL COMMON STOCKS		$184,705,639

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligation(b)(c) – 0.1%
United States Treasury Bill
$ 100,000	0.000%	04/16/15	$ 99,999

TOTAL U.S. TREASURY OBLIGATION			99,999

TOTAL INVESTMENTS – 99.3%			$184,805,638

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%			1,361,819

NET ASSETS – 100.0%			$186,167,457

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2015, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

S&P 500 E-Mini Index	13	June 2015	$1,339,520	$(4,342)

TAX INFORMATION — At March 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$101,352,648

Gross unrealized gain	97,296,974
Gross unrealized loss	(13,843,984)

Net unrealized security gain	$83,452,990

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST GLOBAL MARKETS NAVIGATOR FUND

Schedule of Investments

March 31, 2015 (Unaudited)

Shares	Description	Value
Exchange Traded Funds – 11.6%
133,080	iShares Core S&P 500 ETF	$ 27,658,017
48,292	iShares Russell 2000 ETF(a)	6,005,110

TOTAL EXCHANGE TRADED FUNDS		$ 33,663,127

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligation – 14.4%
United States Treasury Note
$ 38,823,000	2.750%	11/15/23	$ 41,624,857

Shares	Distribution Rate	Value
Investment Company(b)(c) – 45.2%
Goldman Sachs Financial Square Government Fund – FST Shares
130,908,580	0.006%	$130,908,580

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$206,196,564

Securities Lending Reinvestment Vehicle(b)(c) – 1.6%
Goldman Sachs Financial Square Money Market Fund – FST Shares
4,602,750	0.086%	$ 4,602,750

TOTAL INVESTMENTS – 72.8%		$210,799,314

OTHER ASSETS IN EXCESS OF LIABILITIES – 27.2%		78,715,987

NET ASSETS – 100.0%		$289,515,301

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on March 31, 2015.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GLOBAL MARKETS NAVIGATOR FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2015, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

EURO STOXX 50 Index	1,715	June 2015	$66,957,591	$656,987
Euro-Bund	399	June 2015	68,111,968	774,174
TSE TOPIX Index	602	June 2015	77,474,215	1,100,775

TOTAL				$2,531,936

TAX INFORMATION — At March 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$211,170,171

Gross unrealized gain	624,951
Gross unrealized loss	(995,808)

Net unrealized security loss	$(370,857)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND

Schedule of Investments

March 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 98.9%
Automobiles & Components – 2.4%
50,953	BorgWarner, Inc.	$ 3,081,637
8,958	Tesla Motors, Inc.*	1,691,002

		4,772,639

Banks – 2.7%
28,459	Eagle Bancorp, Inc.*	1,092,826
76,755	First Republic Bank	4,381,943

		5,474,769

Capital Goods – 11.0%
55,542	AMETEK, Inc.	2,918,177
36,963	Flowserve Corp.	2,088,040
49,905	Generac Holdings, Inc.*	2,429,874
43,357	Graco, Inc.	3,128,641
23,461	Hubbell, Inc. Class B	2,571,795
9,890	Middleby Corp.*	1,015,208
61,029	Sensata Technologies Holding NV*	3,506,116
19,302	W.W. Grainger, Inc.	4,551,605

		22,209,456

Consumer Durables & Apparel – 8.3%
129,000	Kate Spade & Co.*	4,307,310
36,633	PVH Corp.	3,903,612
59,678	Toll Brothers, Inc.*	2,347,733
33,526	Under Armour, Inc. Class A*	2,707,225
45,162	VF Corp.	3,401,150

		16,667,030

Consumer Services – 3.0%
4,189	Chipotle Mexican Grill, Inc.*	2,725,112
20,606	Panera Bread Co. Class A*	3,296,857

		6,021,969

Diversified Financials – 4.9%
20,979	Intercontinental Exchange, Inc.	4,893,771
149,554	Navient Corp.	3,040,433
208,512	SLM Corp.*	1,934,991

		9,869,195

Energy – 4.0%
27,504	Dril-Quip, Inc.*	1,880,999
23,904	Pioneer Natural Resources Co.	3,908,543
185,450	Weatherford International PLC*	2,281,035

		8,070,577

Food & Staples Retailing – 2.1%
80,028	Whole Foods Market, Inc.	4,167,858

Food, Beverage & Tobacco – 5.9%
25,372	Keurig Green Mountain, Inc.	2,834,813
46,037	McCormick & Co., Inc.	3,549,913
39,175	The Hain Celestial Group, Inc.*	2,509,159
36,088	TreeHouse Foods, Inc.*	3,068,202

		11,962,087

Health Care Equipment & Services – 6.1%
11,499	Cardinal Health, Inc.	1,038,015
34,039	Cerner Corp.*	2,493,697
18,417	Henry Schein, Inc.*	2,571,382
83,850	HMS Holdings Corp.*	1,295,482
5,432	Intuitive Surgical, Inc.*	2,743,323

Shares	Description	Value
Common Stocks – (continued)
Health Care Equipment & Services – (continued)
17,694	Teleflex, Inc.	$ 2,137,966

		12,279,865

Materials – 5.4%
19,029	Airgas, Inc.	2,019,167
16,840	Ashland, Inc.	2,143,900
80,207	Axalta Coating Systems Ltd.*	2,215,317
17,589	International Flavors & Fragrances, Inc.	2,064,949
8,422	The Sherwin-Williams Co.	2,396,059

		10,839,392

Pharmaceuticals, Biotechnology & Life Sciences – 8.7%
40,247	Agilent Technologies, Inc.	1,672,263
22,780	Alkermes PLC*	1,388,896
49,160	Cepheid, Inc.*	2,797,204
16,087	Medivation, Inc.*	2,076,349
6,512	Mettler-Toledo International, Inc.*	2,140,169
85,608	Mylan NV*	5,080,835
20,398	Vertex Pharmaceuticals, Inc.*	2,406,352

		17,562,068

Real Estate – 1.3%
70,756	CBRE Group, Inc. Class A*	2,738,965

Retailing – 11.4%
23,287	Advance Auto Parts, Inc.	3,485,831
38,081	Burlington Stores, Inc.*	2,262,773
66,095	Five Below, Inc.*	2,350,999
22,307	L Brands, Inc.	2,103,327
109,418	LKQ Corp.*	2,796,724
6,734	Netflix, Inc.*	2,805,990
19,488	Restoration Hardware Holdings, Inc.*	1,933,015
15,004	TripAdvisor, Inc.*	1,247,883
26,153	Ulta Salon, Cosmetics & Fragrance, Inc.*	3,945,180

		22,931,722

Semiconductors & Semiconductor Equipment – 1.0%
45,757	Broadcom Corp. Class A	1,981,049

Software & Services – 14.3%
18,254	Equinix, Inc. (REIT)	4,250,444
32,070	Fidelity National Information Services, Inc.	2,182,684
17,659	FleetCor Technologies, Inc.*	2,665,096
11,020	Global Payments, Inc.	1,010,314
48,615	Guidewire Software, Inc.*	2,557,635
22,237	Intuit, Inc.	2,156,100
16,308	LinkedIn Corp. Class A*	4,074,717
51,395	Pandora Media, Inc.*	833,113
37,015	Red Hat, Inc.*	2,803,886
39,082	ServiceNow, Inc.*	3,078,880
27,351	Splunk, Inc.*	1,619,179
34,004	Twitter, Inc.*	1,702,920

		28,934,968

Technology Hardware & Equipment – 1.7%
59,235	Amphenol Corp. Class A	3,490,719

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Telecommunication Services – 2.9%
32,478	Level 3 Communications, Inc.*	$ 1,748,615
34,737	SBA Communications Corp. Class A*	4,067,703

		5,816,318

Transportation – 1.8%
34,982	Kansas City Southern	3,570,963

TOTAL INVESTMENTS – 98.9%		$199,361,609

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%		2,242,928

NET ASSETS – 100.0%		$201,604,537

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$152,846,534

Gross unrealized gain	50,724,927
Gross unrealized loss	(4,209,852)

Net unrealized security gain	$46,515,075

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST HIGH QUALITY FLOATING RATE FUND

Schedule of Investments

March 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations(a) – 0.5%
Banks – 0.5%
Bank of Montreal
$200,000	2.850%	06/09/15	$ 200,884
Canadian Imperial Bank of Commerce
100,000	2.600	07/02/15	100,517
The Bank of Nova Scotia
100,000	1.650	10/29/15	100,652

TOTAL CORPORATE OBLIGATIONS			$ 402,053

Mortgage-Backed Obligations – 56.2%
Collateralized Mortgage Obligations – 42.0%
Agency Multi-Family(b) – 9.1%
FHLMC Multifamily Structured Pass-Through Certificates Series KF02, Class A1
$1,564,498	0.551%	07/25/20	$ 1,566,605
FHLMC Multifamily Structured Pass-Through Certificates Series KF03, Class A
628,114	0.511	01/25/21	627,792
FHLMC Multifamily Structured Pass-Through Certificates Series KS02, Class A
1,483,293	0.551	08/25/23	1,483,293
FNMA
183,958	2.800	03/01/18	191,059
472,443	3.740	05/01/18	504,300
110,000	3.840	05/01/18	117,828
400,000	4.506	06/01/19	431,432
92,800	3.416	10/01/20	99,389
88,701	3.614	12/01/20	96,110
370,940	3.763	12/01/20	402,254
185,356	4.380	06/01/21	206,625
FNMA ACES Series 2013-M11, Class FA
732,976	0.504	01/25/18	733,750
FNMA ACES Series 2014-M5, Class FA
289,632	0.483	01/25/17	289,787
GNMA
67,172	3.950	07/15/25	72,129

			6,822,353

Regular Floater(b) – 32.9%
Aire Valley Mortgages PLC Series 2006-1A, Class 1A(a)
1,783,180	0.490	09/20/66	1,728,734
FHLMC REMIC Series 3208, Class FD(c)
398,231	0.575	08/15/36	399,997
FHLMC REMIC Series 3208, Class FG(c)
1,603,617	0.575	08/15/36	1,610,725
FHLMC REMIC Series 3307, Class FT
2,397,431	0.415	07/15/34	2,405,615
FHLMC REMIC Series 3311, Class KF
3,705,658	0.515	05/15/37	3,716,574
FHLMC REMIC Series 3371, Class FA(c)
1,000,091	0.775	09/15/37	1,011,277
FHLMC REMIC Series 4174, Class FB
1,705,964	0.475	05/15/39	1,701,574
FNMA REMIC Series 2006-82, Class F
1,123,491	0.744	09/25/36	1,132,739

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Regular Floater – (continued)
FNMA REMIC Series 2006-96, Class FA
$1,247,464	0.474%	10/25/36	$ 1,251,995
FNMA REMIC Series 2007-85, Class FC
963,524	0.714	09/25/37	974,489
FNMA REMIC Series 2008-8, Class FB
1,283,315	0.994	02/25/38	1,295,050
FNMA REMIC Series 2012-35, Class QF
2,256,225	0.574	04/25/42	2,269,728
GNMA Series 2005-48, Class AF
1,183,114	0.376	06/20/35	1,180,829
Granite Master Issuer PLC Series 2007-1, Class 2A1
823,118	0.316	12/20/54	819,201
Leek Finance Number Eighteen PLC Series 18X, Class A2B(c)
138,993	0.525	09/21/38	144,610
Leek Finance Number Seventeen PLC Series 17A, Class A2B(a)(c)
61,156	0.545	12/21/37	64,369
National Credit Union Administration Guaranteed Notes Trust Series 2011-R1, Class 1A(c)
2,767,062	0.625	01/08/20	2,780,682

			24,488,188

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$31,310,541

Commercial Mortgage-Backed Securities – 2.9%
Regular Floater(a)(b) – 2.7%
Commercial Mortgage Pass-Through Certificates Series 2014-KYO, Class A
$900,000	1.077%	06/11/27	$ 896,609
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-FBLU, Class A
1,100,000	1.125	12/15/28	1,100,354

			1,996,963

Sequential Fixed Rate – 0.2%
Banc of America Commercial Mortgage Trust Series 2006-3, Class A4(c)
185,710	5.889	07/10/44	193,460

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 2,190,423

Federal Agencies(b) – 11.3%
Adjustable Rate FHLMC – 5.9%
$361,259	2.252%	05/01/35	$ 384,597
269,595	2.375	09/01/35	288,341
655,021	2.485	12/01/36	698,326
1,007,287	2.800	04/01/37	1,077,168
786,678	2.363	01/01/38	841,254
1,016,541	2.406	01/01/38	1,099,443

			4,389,129

Adjustable Rate FNMA – 4.7%
103,950	1.847	05/01/33	109,402
263,788	2.333	05/01/35	281,876
645,995	2.342	06/01/35	687,457
935,770	2.115	11/01/35	996,621
143,377	2.306	12/01/35	152,511
532,959	2.467	03/01/37	569,933

GOLDMAN SACHS VARIABLE INSURANCE TRUST HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate FNMA – (continued)
$653,122	2.293%	12/01/37	$ 700,404

			3,498,204

Adjustable Rate GNMA – 0.7%
475,843	1.625	04/20/33	492,197

TOTAL FEDERAL AGENCIES			$ 8,379,530

TOTAL MORTGAGE-BACKED OBLIGATIONS			$41,880,494

Asset-Backed Securities – 33.1%
Auto(b) – 1.7%
Ally Master Owner Trust Series 2013-1, Class A1
$1,250,000	0.625%	02/15/18	$ 1,251,708

Collateralized Loan Obligations(b) – 8.8%
Acis CLO Ltd. Series 2013-2A, Class A(a)
925,000	0.753	10/14/22	908,618
Black Diamond CLO Ltd. Series 2006-1A, Class AD(a)
412,007	0.503	04/29/19	404,746
Brentwood CLO Corp. Series 2006-1A, Class A1A(a)
995,529	0.525	02/01/22	986,677
Brentwood CLO Corp. Series 2006-1A, Class A1B(a)
391,101	0.525	02/01/22	387,623
KKR Financial CLO Ltd. Series 2007-1A, Class A(a)
1,111,506	0.607	05/15/21	1,105,448
OZLM Funding III Ltd. Series 2013-3A, Class A1(a)
500,000	1.587	01/22/25	496,507
Westbrook CLO Ltd. Series 2006-1X, Class A1
432,851	0.510	12/20/20	430,452
Westchester CLO Ltd. Series 2007-1X, Class A1A
1,862,900	0.480	08/01/22	1,837,603

			6,557,674

Credit Card(b) – 1.3%
Bank of America Credit Card Trust Series 2014-A1, Class A
1,000,000	0.555	06/15/21	999,849

Home Equity(a) – 0.9%
HLSS Servicer Advance Receivables Trust Series 2013-T5, Class AT5
650,000	1.979	08/15/46	644,967

Student Loans(b) – 20.4%
Academic Loan Funding Trust Series 2013-1A, Class A(a)(c)
798,348	0.974	12/26/44	799,399
Access to Loans for Learning Student Loan Corp. Series 2013-I, Class A
663,117	0.974	02/25/41	667,055
Brazos Higher Education Authority, Inc. Series 2005-2, Class A10(c)
686,464	0.387	12/26/19	684,852
Education Loan Asset-Backed Trust I Series 2013-1, Class A1(a)
568,344	0.974	06/25/26	571,027
Educational Funding of the South, Inc. Series 2011-1, Class A2(c)
951,289	0.906	04/25/35	953,359
Educational Services of America, Inc. Series 2010-1, Class A1(a)(c)
1,651,551	1.106	07/25/23	1,661,324

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Student Loans(b) – (continued)
Educational Services of America, Inc. Series 2014-1, Class A(a)(c)
$483,705	0.874%	02/25/39	$ 484,704
EFS Volunteer No. 3 LLC Series 2012-1, Class A2(a)
1,750,000	1.171	02/25/25	1,769,094
GCO Education Loan Funding Trust Series 2006-1, Class A8L
694,635	0.392	05/25/25	680,131
Kentucky Higher Education Student Loan Corp. Series 2015-1, Class A1(c)
1,100,000	0.929	12/01/31	1,102,178
Montana Higher Education Student Assistance Corp. Series 2012-1, Class A2
1,160,790	1.176	05/20/30	1,176,737
Nelnet Student Loan Trust Series 2008-3, Class A4(c)
1,200,000	1.912	11/25/24	1,242,403
Nelnet Student Loan Trust Series 2013-5A, Class A(a)(c)
152,718	0.804	01/25/37	152,749
Panhandle-Plains Higher Education Authority, Inc. Series 2011-1, Class A2
917,257	1.224	07/01/24	924,799
SLM Student Loan Trust Series 2003-12, Class A5(a)
265,650	0.551	09/15/22	265,477
SLM Student Loan Trust Series 2005-9, Class A6
650,000	0.706	10/26/26	652,274
SLM Student Loan Trust Series 2008-5, Class A4(c)
300,000	1.956	07/25/23	312,492
SLM Student Loan Trust Series 2011-2, Class A1
943,242	0.774	11/25/27	947,486
SLM Student Loan Trust Series 2012-2, Class A(c)
183,502	0.874	01/25/29	184,597

			15,232,137

TOTAL ASSET-BACKED SECURITIES			$24,686,335

Investment Company(b)(d) – 8.2%
Goldman Sachs Financial Square Government Fund — FST Shares
$6,094,290	0.006%		$ 6,094,290

TOTAL INVESTMENTS – 98.0%			$73,063,172

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.0%			1,473,233

NET ASSETS – 100.0%			$74,536,405

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS VARIABLE INSURANCE TRUST HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $14,830,479, which represents approximately 19.9% of net assets as of March 31, 2015.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on March 31, 2015.

(c)	Securities with “Call” features. Maturity dates disclosed are the final maturity dates.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
REMIC	— Real Estate Mortgage Investment Conduit

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2015, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

U.S. Long Bond	(12)	June 2015	$(1,966,500)	$(24,772)
U.S. Ultra Long Treasury Bonds	6	June 2015	1,019,250	10,445
2 Year U.S. Treasury Notes	(1)	June 2015	(219,156)	(767)
5 Year U.S. Treasury Notes	(31)	June 2015	(3,726,539)	(25,701)
10 Year U.S. Treasury Notes	6	June 2015	773,438	5,245

TOTAL				$(35,550)

TAX INFORMATION — At March 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$72,768,617

Gross unrealized gain	441,916
Gross unrealized loss	(147,361)

Net unrealized security gain	$294,555

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST LARGE CAP VALUE FUND

Schedule of Investments

March 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 98.3%
Automobiles & Components – 1.6%
434,510	General Motors Co.	$ 16,294,125

Banks – 13.6%
2,238,750	Bank of America Corp.	34,454,362
481,450	Citigroup, Inc.	24,804,304
410,538	Citizens Financial Group, Inc.	9,906,282
497,960	Fifth Third Bancorp	9,386,546
693,754	JPMorgan Chase & Co.	42,027,617
285,264	Wells Fargo & Co.	15,518,362

		136,097,473

Capital Goods – 7.6%
90,426	Caterpillar, Inc.	7,236,793
143,027	Eaton Corp. PLC	9,717,254
1,975,241	General Electric Co.	49,005,729
66,023	The Boeing Co.	9,908,732

		75,868,508

Commercial & Professional Services – 0.5%
92,903	Waste Management, Inc.	5,038,130

Consumer Durables & Apparel – 0.7%
84,646	Fossil Group, Inc.*	6,979,063

Consumer Services – 1.2%
379,994	MGM Resorts International*	7,991,274
48,385	Starwood Hotels & Resorts Worldwide, Inc.	4,040,147

		12,031,421

Diversified Financials – 4.3%
69,099	Affiliated Managers Group, Inc.*	14,841,083
84,552	Ameriprise Financial, Inc.	11,062,784
90,506	Capital One Financial Corp.	7,133,683
509,661	Navient Corp.	10,361,408

		43,398,958

Energy – 8.4%
432,314	Devon Energy Corp.	26,072,857
414,416	Exxon Mobil Corp.	35,225,360
998,793	Southwestern Energy Co.*	23,162,010

		84,460,227

Food & Staples Retailing – 0.9%
166,048	Whole Foods Market, Inc.	8,647,780

Food, Beverage & Tobacco – 5.4%
58,875	Anheuser-Busch InBev NV ADR	7,177,451
374,989	ConAgra Foods, Inc.	13,698,348
469,815	Mondelez International, Inc. Class A	16,955,623
208,585	Tyson Foods, Inc. Class A	7,988,806
195,667	Unilever NV	8,171,054

		53,991,282

Shares	Description	Value
Common Stocks – (continued)
Health Care Equipment & Services – 6.0%
89,696	Aetna, Inc.	$ 9,555,315
144,982	Express Scripts Holding Co.*	12,580,088
304,296	Medtronic PLC	23,732,045
118,979	UnitedHealth Group, Inc.	14,074,026

		59,941,474

Household & Personal Products – 1.0%
121,628	The Procter & Gamble Co.	9,966,198

Insurance – 9.5%
248,661	Aflac, Inc.	15,916,791
556,122	American International Group, Inc.	30,469,924
787,973	Genworth Financial, Inc. Class A*	5,760,083
370,747	Prudential Financial, Inc.	29,774,691
316,055	The Hartford Financial Services Group, Inc.	13,217,420

		95,138,909

Materials – 0.5%
70,619	Eastman Chemical Co.	4,891,072

Media – 3.4%
120,407	CBS Corp. Class B	7,300,277
152,531	Liberty Global PLC Series C*	7,597,569
277,871	Viacom, Inc. Class B	18,978,589

		33,876,435

Pharmaceuticals, Biotechnology & Life Sciences – 9.0%
48,146	Bristol-Myers Squibb Co.	3,105,417
80,145	Eli Lilly & Co.	5,822,534
257,647	Johnson & Johnson	25,919,288
203,756	Merck & Co., Inc.	11,711,895
200,935	Mylan NV*	11,925,493
916,105	Pfizer, Inc.	31,871,293

		90,355,920

Real Estate Investment Trust – 0.7%
78,502	American Tower Corp.	7,390,963

Retailing – 4.9%
120,127	Expedia, Inc.	11,307,554
672,111	Staples, Inc.	10,945,328
510,026	The Gap, Inc.	22,099,427
114,447	Urban Outfitters, Inc.*	5,224,505

		49,576,814

Semiconductors & Semiconductor Equipment – 1.9%
212,408	Intel Corp.	6,641,998
341,673	Maxim Integrated Products, Inc.	11,893,637

		18,535,635

Software & Services – 6.1%
133,203	eBay, Inc.*	7,683,149
37,112	Google, Inc. Class A*	20,586,026

GOLDMAN SACHS VARIABLE INSURANCE TRUST LARGE CAP VALUE FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Software & Services – (continued)
367,175	Microsoft Corp.	$ 14,927,500
155,181	SAP SE ADR	11,199,413
189,669	Vantiv, Inc. Class C*	7,150,521

		61,546,609

Technology Hardware & Equipment – 4.0%
668,845	Cisco Systems, Inc.	18,409,959
856,857	EMC Corp.	21,901,265

		40,311,224

Telecommunication Services – 2.0%
403,366	Verizon Communications, Inc.	19,615,689

Transportation – 1.2%
573,960	Hertz Global Holdings, Inc.*	12,443,453

Utilities – 3.9%
292,319	Exelon Corp.	9,824,842
295,324	FirstEnergy Corp.	10,354,059
126,061	NextEra Energy, Inc.	13,116,647
103,641	PG&E Corp.	5,500,228

		38,795,776

TOTAL INVESTMENTS – 98.3%		$ 985,193,138

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.7%		16,935,871

NET ASSETS – 100.0%		$1,002,129,009

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST LARGE CAP VALUE FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$844,779,939

Gross unrealized gain	164,951,072
Gross unrealized loss	(24,537,873)

Net unrealized security gain	$140,413,199

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Schedule of Investments

March 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 96.9%
Banks – 6.5%
484,539	Citizens Financial Group, Inc.	$ 11,691,926
484,800	Fifth Third Bancorp	9,138,480
504,140	First Horizon National Corp.	7,204,161
1,679,638	Huntington Bancshares, Inc.	18,560,000
52,147	Signature Bank*	6,757,208
565,660	Zions Bancorporation	15,272,820

		68,624,595

Capital Goods – 6.3%
163,698	Armstrong World Industries, Inc.*	9,407,724
304,851	Fortune Brands Home & Security, Inc.	14,474,326
113,163	Jacobs Engineering Group, Inc.*	5,110,441
77,851	Orbital ATK, Inc.	5,965,722
395,733	Terex Corp.	10,522,540
279,405	Textron, Inc.	12,386,024
145,361	Triumph Group, Inc.	8,680,959

		66,547,736

Consumer Durables & Apparel – 3.9%
85,998	Fossil Group, Inc.*	7,090,535
203,713	Kate Spade & Co.*	6,801,977
49,229	Mohawk Industries, Inc.*	9,144,287
231,153	Toll Brothers, Inc.*	9,093,559
217,167	Vista Outdoor, Inc.*	9,299,091

		41,429,449

Consumer Services – 1.7%
486,349	MGM Resorts International*	10,227,919
89,357	Starwood Hotels & Resorts Worldwide, Inc.	7,461,310

		17,689,229

Diversified Financials – 6.6%
299,761	Invesco Ltd.	11,897,514
957,205	Navient Corp.	19,459,978
253,328	Raymond James Financial, Inc.	14,383,964
1,564,138	SLM Corp.*	14,515,201
231,923	Voya Financial, Inc.	9,998,200

		70,254,857

Energy – 4.5%
278,185	Devon Energy Corp.	16,777,337
68,943	Pioneer Natural Resources Co.	11,272,870
646,957	Southwestern Energy Co.*	15,002,933
368,231	Weatherford International PLC*	4,529,241

		47,582,381

Food & Staples Retailing – 1.0%
201,961	Whole Foods Market, Inc.	10,518,129

Food, Beverage & Tobacco – 3.9%
440,901	ConAgra Foods, Inc.	16,106,113
143,617	Molson Coors Brewing Co. Class B	10,692,286
386,709	Tyson Foods, Inc. Class A	14,810,955

		41,609,354

Shares	Description	Value
Common Stocks – (continued)
Health Care Equipment & Services – 8.2%
660,457	Allscripts Healthcare Solutions, Inc.*	$ 7,899,066
161,905	Cardinal Health, Inc.	14,615,165
150,171	Cigna Corp.	19,438,134
236,201	Envision Healthcare Holdings, Inc.*	9,058,308
102,178	HCA Holdings, Inc.*	7,686,851
107,881	Laboratory Corp. of America Holdings*	13,602,715
128,306	Zimmer Holdings, Inc.	15,078,521

		87,378,760

Household & Personal Products – 1.5%
118,849	Energizer Holdings, Inc.	16,407,104

Insurance – 8.5%
247,285	Arthur J. Gallagher & Co.	11,560,574
73,808	Everest Re Group Ltd.	12,842,592
650,320	Genworth Financial, Inc. Class A*	4,753,839
358,950	Lincoln National Corp.	20,625,267
262,073	Principal Financial Group, Inc.	13,462,690
159,077	Unum Group	5,365,667
201,653	Validus Holdings Ltd.	8,489,591
346,295	XL Group PLC	12,743,656

		89,843,876

Materials – 4.3%
261,989	Axalta Coating Systems Ltd.*	7,236,136
28,497	Carpenter Technology Corp.	1,107,963
136,708	Celanese Corp. Series A	7,636,509
42,089	CF Industries Holdings, Inc.	11,939,807
138,089	Packaging Corp. of America	10,797,179
56,194	Reliance Steel & Aluminum Co.	3,432,330
42,999	The Valspar Corp.	3,613,206

		45,763,130

Media – 2.9%
94,213	AMC Networks, Inc. Class A*	7,220,484
247,743	Discovery Communications, Inc. Class A*	7,620,575
40,116	Liberty Broadband Corp. Series C*	2,270,566
176,714	Liberty Media Corp. Series C*	6,750,475
98,808	Scripps Networks Interactive, Inc. Class A	6,774,276

		30,636,376

Pharmaceuticals, Biotechnology & Life Sciences – 1.8%
131,634	Endo International PLC*	11,807,570
121,614	Mylan NV*	7,217,791

		19,025,361

Real Estate Investment Trust – 5.8%
697,082	Brixmor Property Group, Inc.	18,507,527
694,901	DDR Corp.	12,939,057
68,911	Mid-America Apartment Communities, Inc.	5,324,753
334,611	RLJ Lodging Trust	10,476,670

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Real Estate Investment Trust – (continued)
591,898	Starwood Property Trust, Inc.	$ 14,383,121

		61,631,128

Retailing – 6.5%
221,881	Best Buy Co., Inc.	8,384,883
104,063	Expedia, Inc.	9,795,450
108,615	GNC Holdings, Inc. Class A	5,329,738
276,688	Liberty Interactive Corp. Series A*	8,076,523
809,924	Staples, Inc.	13,189,612
411,489	The Gap, Inc.	17,829,819
141,951	Urban Outfitters, Inc.*	6,480,063

		69,086,088

Semiconductors & Semiconductor Equipment – 4.5%
313,362	Altera Corp.	13,446,363
1,044,508	Atmel Corp.	8,596,301
379,969	Broadcom Corp. Class A	16,450,758
257,339	Maxim Integrated Products, Inc.	8,957,971

		47,451,393

Software & Services – 6.2%
128,983	AOL, Inc.*	5,109,017
77,411	Check Point Software Technologies Ltd.*	6,345,380
142,943	Citrix Systems, Inc.*	9,129,769
144,881	Informatica Corp.*	6,353,756
422,143	Pandora Media, Inc.*	6,842,938
142,650	VMware, Inc. Class A*	11,698,727
55,967	WEX, Inc.*	6,008,617
1,083,894	Xerox Corp.	13,928,038

		65,416,242

Technology Hardware & Equipment – 1.7%
890,950	Brocade Communications Systems, Inc.	10,571,122
359,738	Juniper Networks, Inc.	8,122,884

		18,694,006

Transportation – 4.1%
610,872	Hertz Global Holdings, Inc.*	13,243,705
101,395	Kansas City Southern	10,350,402
113,924	Kirby Corp.*	8,549,996
163,806	United Continental Holdings, Inc.*	11,015,953

		43,160,056

Utilities – 6.5%
469,560	FirstEnergy Corp.	16,462,773
360,537	NRG Energy, Inc.	9,081,927
244,596	PG&E Corp.	12,980,710
178,323	SCANA Corp.	9,805,982
191,980	Sempra Energy	20,929,660

		69,261,052

TOTAL INVESTMENTS – 96.9%		$1,028,010,302

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.1%		33,304,942

NET ASSETS – 100.0%		$1,061,315,244

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$936,745,138

Gross unrealized gain	118,530,231
Gross unrealized loss	(27,265,067)

Net unrealized security gain	$91,265,164

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST MONEY MARKET FUND

Schedule of Investments

March 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Commercial Paper and Corporate Obligations – 12.2%
Alpine Securitization Corp.
$5,000,000	0.274%	06/17/15	$4,997,113
Bedford Row Funding Corp.
3,000,000	0.315	08/25/15	2,996,228
Dexia Credit Local New York Branch
5,000,000	0.310	05/20/15	4,997,924
Electricite de France
3,000,000	0.766	01/15/16	2,981,938
Gotham Funding Corp.
5,000,000	0.173	04/02/15	4,999,976
Jupiter Securitization Co. LLC
1,000,000	0.274	04/13/15	999,910
3,000,000	0.274	07/30/15	2,997,300
Kaiser Foundation Hospitals
2,000,000	0.254	04/03/15	1,999,972
Standard Chartered Bank
5,000,000	0.295	06/15/15	4,996,979
Victory Receivables Corp.
3,767,000	0.173	04/20/15	3,766,662

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS			$35,734,002

Fixed Rate Municipal Debt Obligations – 7.2%
City of Newport News, Virginia GO Taxable Series 2012 B
3,385,000	0.789	07/15/15	3,389,276
DeKalb County, Georgia Development Authority
3,355,000	0.180	06/22/15	3,354,247
National Australia Bank Ltd.
990,000	1.600	08/07/15	994,152
New York City, New York Transitional Finance Authority RB Future Tax Secured Series 2010 Subseries G-1
1,250,000	3.062	05/01/15	1,252,858
Rutgers State University of New Jersey Series 2015 C (Wachovia Bank, LIQ)
1,975,000	0.160	04/10/15	1,975,000
South Carolina State Public Service Authority Series 2012 DD (Barclays Bank PLC, SPA)
1,500,000	0.180	05/01/15	1,500,000
State of California GO Taxable Various Purpose Series 2009-3
3,775,000	5.450	04/01/15	3,775,000
State of Illinois RB for Build Illinois Taxable Series 2012
1,775,000	1.064	06/15/15	1,777,298
The Regents of The University of California RB Taxable Series 2013 AJ
300,000	0.528	05/15/15	300,057
University of North Texas Series 2004 A (University of North Texas, LIQ)
3,000,000	0.200	04/06/15	3,000,000

TOTAL FIXED RATE MUNICIPAL DEBT OBLIGATIONS			$21,317,888

U.S. Government Agency Obligations – 5.2%
Federal Home Loan Bank
300,000	0.250	10/05/15	300,000

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Government Agency Obligations – (continued)
Federal Home Loan Bank – (continued)
$3,000,000	0.270%		02/10/16	$2,999,122
2,400,000	0.340		02/26/16	2,400,000
1,000,000	0.340		03/08/16	999,875
1,000,000	0.330		03/09/16	999,782
1,000,000	0.340		03/09/16	999,875
Overseas Private Investment Corp. (USA)
6,500,000	0.110	(a)	04/07/15	6,500,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$15,198,654

Variable Rate Municipal Debt Obligations(a) – 21.7%
ABAG California Finance Authority for Non-profit Corporations VRDN RB for Bachenheimer Building Project Series 2002-A-T (FNMA, LIQ)
865,000	0.110		04/07/15	865,000
ABAG California Finance Authority for Non-profit Corporations VRDN RB for Berkeleyen Project Series 2003-A-T (FNMA, LIQ)
700,000	0.110		04/07/15	700,000
ABAG California Finance Authority for Non-profit Corporations VRDN RB for Darling Florist Building Project Series 2002-A-T (FNMA, LIQ)
140,000	0.110		04/07/15	140,000
ABAG California Finance Authority for Non-profit Corporations VRDN RB for GAIA Building Project Series 2000-A-T (FNMA, LIQ)
100,000	0.110		04/07/15	100,000
BlackRock Municipal Income Trust VRDN RB Putters Series 2012-T0008 (JPMorgan Chase Bank N.A., LIQ)
1,000,000	0.130	(b)	04/01/15	1,000,000
BlackRock MuniVest Fund VRDN RB Putters Series 2012-T0005 (JPMorgan Chase Bank N.A., LIQ)
950,000	0.130	(b)	04/01/15	950,000
Collier County, Florida Housing Finance Authority MF Hsg VRDN RB for Brittany Bay Housing Series 2001-B (FNMA, LIQ)
570,000	0.110		04/07/15	570,000
Dekalb County, Georgia Development Authority VRDN RB for Emory University Series 1995-B (GO of University)
3,400,000	0.100		04/07/15	3,400,000
Kentucky State Housing Corp. VRDN RB for Overlook Terrace Series 2008-B (FNMA, LIQ)
690,000	0.110		04/07/15	690,000
Los Angeles, California Community College District GO VRDN for Build America Boards P-Floats Series 2010-TN-027 (Bank of America N.A., LIQ)
10,250,000	0.430	(b)	04/07/15	10,250,000
Massachusetts State Housing Finance Agency VRDN RB Series 2009-B (Bank of NY Mellon, LOC)
6,004,000	0.110		04/07/15	6,004,000
New York City, New York GO VRDN Series 2007 Subseries D-4 (BMO Harris Bank N.A., SPA)
250,000	0.040		04/07/15	250,000
New York State Housing Finance Agency VRDN RB for 100 Maiden Lane Series 2004-B RMKT (FNMA, LIQ)
1,000,000	0.190		04/07/15	1,000,000
New York State Housing Finance Agency VRDN RB for West 20th Street Series 2000-B RMKT (FNMA, LIQ)
300,000	0.090		04/07/15	300,000

GOLDMAN SACHS VARIABLE INSURANCE TRUST MONEY MARKET FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Variable Rate Municipal Debt Obligations(a) – (continued)
Nuveen Municipal Market Opportunity Fund, Inc. VRDP Series 2010-1 (Toronto-Dominion Bank, LIQ)
$1,500,000	0.170	%(b)	04/07/15	$1,500,000
Nuveen Municipal Opportunity Fund, Inc. VRDP Series 2010 (Citibank N.A., LIQ)
1,000,000	0.110	(b)	04/07/15	1,000,000
Nuveen Premier Municipal Income Fund, Inc. VRDP Series 2011-1-1277 (Barclays Bank PLC, LIQ)
1,000,000	0.110	(b)	04/07/15	1,000,000
Oglethorpe, Georgia Power Corp. VRDN RB Putters Series 2012-SGT05 (NATL-RE FGIC) (Societe Generale, LIQ)
13,200,000	0.100	(b)	04/01/15	13,200,000
Port of Corpus Christi Authority of Nueces County, Texas VRDN RB for Flint Hills Resources LP Project Series 2007 (GTY AGMT-Flint Hills Resources LLC)
2,000,000	0.070		04/07/15	2,000,000
Providence Health & Services Obligated Group (U.S. Bank N.A., SBPA)
800,000	0.110		04/07/15	800,000
Puttable Floating Option VRDN RB P-Floats Series 2013-TNP-1006 (Multi-State) (Bank of America N.A., LIQ)
9,480,000	0.400	(b)	04/01/15	9,480,000
Smithsonian Institution VRDN RB Series 2013
2,500,000	0.180		04/07/15	2,500,000
State of California GO VRDN SPEARS Series 2014-DBE-1342 (GTY AGMT — Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)
500,000	0.110	(b)	04/07/15	500,000
Tampa, Florida Revenue for Allegany Health Systems — St. Mary’s VRDN RB P-Floats Series 2014-TNP-1011 (Bank of America N.A., LIQ)
5,400,000	0.400	(b)	04/01/15	5,400,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS				$63,599,000

Variable Rate Obligations(a) – 18.5%
Australia & New Zealand Banking Group Ltd.
5,000,000	0.423	(b)	10/16/15	5,000,000
Bank of Montreal, Chicago
5,000,000	0.236		04/13/15	5,000,000
Bank of Nova Scotia (The)
5,000,000	0.392		04/22/16	5,000,000
BNZ International Funding Ltd.
1,650,000	0.295	(b)	10/15/15	1,650,000
Credit Suisse Securities (USA) LLC
5,000,000	0.274		07/28/15	5,000,000
Dexia Credit Local SA/New York, NY
5,000,000	0.470		06/20/15	5,001,261
JPMorgan Chase Bank NA
4,000,000	0.424		04/06/16	4,000,000
JPMorgan Securities LLC
4,000,000	0.377		11/19/15	4,000,000
Kells Funding LLC
5,000,000	0.268	(b)	05/15/15	5,000,000
Providence Health & Services Obligated Group
3,165,000	0.905		10/01/15	3,169,848
Svenska Handelsbanken AB
5,000,000	0.456		04/04/16	5,000,000

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Variable Rate Obligations(a) – (continued)
Wells Fargo Bank N.A.
$2,500,000	0.390%		04/19/16	$2,500,000
Westpac Banking Corp.
4,000,000	0.492	(b)	03/31/16	4,000,000

TOTAL VARIABLE RATE OBLIGATIONS				$54,321,109

Yankee Certificates of Deposit – 11.3%
Bank of Nova Scotia (The)
3,000,000	0.320		10/21/15	3,000,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
5,000,000	0.395		09/11/15	5,000,000
National Bank of Kuwait, New York
5,000,000	0.310		05/12/15	5,000,000
Norinchukin Bank
5,000,000	0.250		05/28/15	5,000,000
Sumitomo Mitsui Banking Corp.
5,000,000	0.280		07/10/15	5,000,000
Sumitomo Mitsui Trust Bank Ltd.
10,000,000	0.270		06/23/15	10,000,000

TOTAL YANKEE CERTIFICATES OF DEPOSIT				$33,000,000

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$223,170,653

Repurchase Agreements(c) – 23.9%
BNP Paribas Securities Corp.
5,000,000	0.180		04/01/15	5,000,000
Maturity Value: $5,000,025

Collateralized by various auction rate preferred securities, 5.500% to 9.250%, perpetual maturity, various corporate security issuers, 0.750% to 5.500%, due 03/01/18 to 07/15/18, various equity securities and Exchange-Traded Funds. The aggregate market value of the collateral, including accrued interest, was $5,400,481.

5,000,000	0.430		04/01/15	5,000,000
Maturity Value: $5,000,060

Collateralized by various asset backed obligations, 0.000% to 7.625%, due 04/17/22 to 08/25/47, various corporate security issuers, 3.750% to 11.375%, due 07/01/17 to 07/15/37 and various mortgage-backed obligations, 0.314% to 3.040%, due 04/25/35 to 08/25/46. The aggregate market value of the collateral, including accrued interest, was $6,090,310.

Joint Repurchase Agreement Account III
60,000,000	0.159		04/01/15	60,000,000
Maturity Value: $60,000,266

TOTAL REPURCHASE AGREEMENTS				$70,000,000

TOTAL INVESTMENTS – 100.0%				$293,170,653

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%				58,360

NET ASSETS – 100.0%				$293,229,013

GOLDMAN SACHS VARIABLE INSURANCE TRUST MONEY MARKET FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Interest rate disclosed is that which is in effect on March 31, 2015.

(b)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At March 31, 2015, these securities amounted to $59,930,000 or approximately 20.4% of net assets.

(c)	Unless noted, all repurchase agreements were entered into on March 31, 2015. Additional information on Joint Repurchase Agreement Account III appears in the notes to the Schedule of Investments.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
FGIC	— Insured by Financial Guaranty Insurance Co.
FNMA	— Insured by Federal National Mortgage Association
GO	— General Obligation
GTY AGMT	— Guaranty Agreement
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
LP	— Limited Partnership
MF Hsg	— Multi-Family Housing
NATL-RE	— National Reinsurance Corp.
RB	— Revenue Bond
RMKT	— Remarketed
SBPA	— Standby Bond Purchase Agreement
SPA	— Stand-by Purchase Agreement
SPEARS	— Short Puttable Exempt Adjustable Receipts
VRDN	— Variable Rate Demand Notes

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-STRATEGY ALTERNATIVES PORTFOLIO

Schedule of Investments

March 31, 2015 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 86.5%
Equity – 24.8%
57,772	Goldman Sachs VIT Global Markets Navigator Fund	$ 697,310
44,238	Goldman Sachs Long Short Fund	466,265
5,841	Goldman Sachs Real Estate Securities Fund	121,894
14,237	Goldman Sachs International Real Estate Securities Fund	92,112

		1,377,581

Fixed Income – 61.7%
103,751	Goldman Sachs Absolute Return Tracker Fund	966,963
79,001	Goldman Sachs Strategic Income Fund	794,746
70,306	Goldman Sachs Fixed Income Macro Strategies Fund	636,271
54,279	Goldman Sachs Long Short Credit Strategies Fund	530,850
33,581	Goldman Sachs Dynamic Commodity Strategy Fund	249,173
27,946	Goldman Sachs Dynamic Emerging Markets Debt Fund	240,892

		418,895

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 86.5%		$4,796,476

Exchange Traded Funds – 4.2%
1,912	iShares Global Infrastructure ETF	$ 80,036
3,688	iShares Currency Hedged MSCI EMU ETF	107,247
217	SPDR S&P 500 ETF Trust	44,795

TOTAL EXCHANGE TRADED FUNDS		$ 232,078

Shares	Distribution Rate	Value
Investment Company(a)(b) – 3.0%
Goldman Sachs Financial Square Government Fund – FST Shares
166,846	0.006%	$ 166,846

TOTAL INVESTMENTS – 93.7%		$5,195,400

OTHER ASSETS IN EXCESS OF LIABILITIES – 6.3%		347,965

NET ASSETS – 100.0%		$5,543,365

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents Affiliated Funds.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on March 31, 2015.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-STRATEGY ALTERNATIVES PORTFOLIO

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2015, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$5,250,558

Gross unrealized gain	45,612
Gross unrealized loss	(100,770)

Net unrealized security loss	$(55,158)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments

March 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 97.7%
Automobiles & Components – 1.6%
19,086	Cooper Tire & Rubber Co.	$ 817,644
38,446	Modine Manufacturing Co.*	517,868
15,852	Stoneridge, Inc.*	178,969
13,506	Tower International, Inc.*	359,260

		1,873,741

Banks – 4.3%
4,876	1st Source Corp.	156,666
1,335	Banner Corp.	61,277
1,422	Berkshire Hills Bancorp, Inc.	39,389
60,395	Brookline Bancorp, Inc.	606,970
11,181	Central Pacific Financial Corp.	256,828
50,696	CVB Financial Corp.	808,094
6,132	First Bancorp, Inc.	107,003
25,165	First Interstate BancSystem, Inc. Class A	700,090
38,869	OFG Bancorp	634,342
37,483	Old National Bancorp	531,884
7,155	Oritani Financial Corp.	104,105
19,427	PrivateBancorp, Inc.	683,248
4,209	Prosperity Bancshares, Inc.	220,888

		4,910,784

Capital Goods – 6.1%
17,727	Aegion Corp.*	319,972
4,506	Altra Industrial Motion Corp.	124,546
9,324	American Woodmark Corp.*	510,303
17,596	Barnes Group, Inc.	712,462
9,885	Blount International, Inc.	127,319
7,612	Curtiss-Wright Corp.	562,831
6,629	Ducommun, Inc.*	171,691
11,016	EMCOR Group, Inc.	511,914
3,231	Engility Holdings, Inc.	97,059
2,105	Esterline Technologies Corp.*	240,854
2,521	Federal Signal Corp.	39,807
1,912	Hillenbrand, Inc.	59,023
7,271	Hyster-Yale Materials Handling, Inc.	532,892
5,240	Kadant, Inc.	275,676
20,835	LSI Industries, Inc.	169,805
9,579	Miller Industries, Inc.	234,685
4,343	Moog, Inc. Class A*	325,942
5,503	Polypore International, Inc.*	324,127
2,179	Quanex Building Products Corp.	43,013
2,839	Raven Industries, Inc.	58,086
5,859	Simpson Manufacturing Co., Inc.	218,951
3,788	Teledyne Technologies, Inc.*	404,293
1,718	TriMas Corp.*	52,897
12,091	Universal Forest Products, Inc.	670,809
1,801	Watsco, Inc.	226,386

		7,015,343

Commercial & Professional Services – 4.1%
11,013	CDI Corp.	154,733
11,565	Deluxe Corp.	801,223
4,682	G&K Services, Inc. Class A	339,585
8,302	Heidrick & Struggles International, Inc.	204,063
13,204	Insperity, Inc.	690,437
38,104	Kimball International, Inc. Class B	399,330
2,621	Knoll, Inc.	61,410

Shares	Description	Value
Common Stocks – (continued)
Commercial & Professional Services – (continued)
24,911	Korn/Ferry International	$ 818,825
1,106	Multi-Color Corp.	76,679
3,098	Navigant Consulting, Inc.*	40,150
25,826	Quad/Graphics, Inc.	593,481
27,613	RPX Corp.*	397,351
3,510	TrueBlue, Inc.*	85,469

		4,662,736

Consumer Durables & Apparel – 3.2%
5,961	Brunswick Corp.	306,693
4,597	Callaway Golf Co.	43,809
8,491	Cavco Industries, Inc.*	637,335
2,729	CSS Industries, Inc.	82,279
21,596	Ethan Allen Interiors, Inc.	596,913
8,186	Helen of Troy Ltd.*	667,077
11,992	La-Z-Boy, Inc.	337,095
2,789	MDC Holdings, Inc.	79,487
3,057	Skechers U.S.A., Inc. Class A*	219,829
2,589	The Ryland Group, Inc.	126,188
10,890	Universal Electronics, Inc.*	614,632

		3,711,337

Consumer Services – 8.2%
13,868	BJ’s Restaurants, Inc.*	699,641
27,964	Bloomin’ Brands, Inc.	680,364
1,329	Bob Evans Farms, Inc.	61,480
19,200	Bridgepoint Education, Inc.*	185,280
1,643	Buffalo Wild Wings, Inc.*	297,777
5,383	Cracker Barrel Old Country Store, Inc.	818,970
16,686	Denny’s Corp.*	190,220
5,566	DineEquity, Inc.	595,618
9,757	Jack in the Box, Inc.	935,891
29,727	K12, Inc.*	467,308
10,041	Marriott Vacations Worldwide Corp.	813,823
13,183	Papa John’s International, Inc.	814,841
1,878	Red Robin Gourmet Burgers, Inc.*	163,386
38,226	Regis Corp.*	625,377
24,284	Sonic Corp.	769,803
3,091	Strayer Education, Inc.*	165,090
20,660	Texas Roadhouse, Inc.	752,644
3,309	Vail Resorts, Inc.	342,217

		9,379,730

Diversified Financials – 3.2%
18,184	Arlington Asset Investment Corp. Class A(a)	437,507
26,922	Cash America International, Inc.	627,283
677	Diamond Hill Investment Group, Inc.	108,320
3,741	Enova International, Inc.*	73,660
51,266	Ezcorp, Inc. Class A*	468,058
7,909	GAMCO Investors, Inc. Class A	620,936
5,199	Investment Technology Group, Inc.*	157,582
11,282	Piper Jaffray Companies*	591,854
7,684	World Acceptance Corp.*(a)	560,317

		3,645,517

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Energy – 4.6%
48,995	Alon USA Energy, Inc.	$ 811,847
6,321	Bill Barrett Corp.*	52,464
28,201	Comstock Resources, Inc.(a)	100,678
4,468	Contango Oil & Gas Co.*	98,296
22,564	Delek US Holdings, Inc.	896,919
23,769	Dorian LPG Ltd.*	309,710
16,816	Forum Energy Technologies, Inc.*	329,594
27,498	Green Plains, Inc.	785,068
22,357	ION Geophysical Corp.*	48,515
43,459	Key Energy Services, Inc.*	79,095
50,549	Pioneer Energy Services Corp.*	273,976
5,780	REX American Resources Corp.*	351,482
1,260	SemGroup Corp. Class A	102,488
15,220	Tesco Corp.	173,051
17,465	Western Refining, Inc.	862,596

		5,275,779

Food & Staples Retailing – 0.0%
905	Weis Markets, Inc.	45,033

Food, Beverage & Tobacco – 0.4%
4,113	Lancaster Colony Corp.	391,434

Health Care Equipment & Services – 6.7%
2,122	ABIOMED, Inc.*	151,893
7,719	Anika Therapeutics, Inc.*	317,791
440	Atrion Corp.	152,025
15,015	Cantel Medical Corp.	713,213
2,128	Computer Programs & Systems, Inc.(a)	115,465
11,610	DexCom, Inc.*	723,768
22,345	Genesis Healthcare, Inc.*	159,097
13,239	Greatbatch, Inc.*	765,876
7,557	ICU Medical, Inc.*	703,859
3,435	Invacare Corp.	66,673
10,347	Magellan Health Services, Inc.*	732,775
3,692	Masimo Corp.*	121,762
5,690	Meridian Bioscience, Inc.	108,565
9,108	Molina Healthcare, Inc.*	612,877
18,154	Natus Medical, Inc.*	716,538
17,967	NuVasive, Inc.*	826,302
3,668	Orthofix International NV*	131,645
1,205	The Ensign Group, Inc.	56,466
1,097	Thoratec Corp.*	45,953
10,380	Triple-S Management Corp. Class B*	206,354
2,361	WellCare Health Plans, Inc.*	215,937

		7,644,834

Insurance – 2.9%
26,989	American Equity Investment Life Holding Co.	786,190
14,006	AmTrust Financial Services, Inc.(a)	798,132
14,745	Argo Group International Holdings Ltd.	739,462
4,422	Maiden Holdings Ltd.	65,578
4,125	Selective Insurance Group, Inc.	119,831
32,570	Symetra Financial Corp.	764,092

		3,273,285

Shares	Description	Value
Common Stocks – (continued)
Materials – 4.2%
17,741	A. Schulman, Inc.	$ 855,116
5,324	Century Aluminum Co.*	73,471
8,870	FutureFuel Corp.	91,095
56,130	Graphic Packaging Holding Co.	816,130
11,373	Innophos Holdings, Inc.	640,982
14,786	Intrepid Potash, Inc.*	170,778
19,473	Materion Corp.	748,348
14,852	OM Group, Inc.	446,006
9,671	P.H. Glatfelter Co.	266,243
6,331	PolyOne Corp.	236,463
25,163	Schnitzer Steel Industries, Inc. Class A	399,085
592	Sensient Technologies Corp.	40,777

		4,784,494

Media – 0.2%
8,061	Entercom Communications Corp. Class A*	97,941
7,679	Harte-Hanks, Inc.	59,896
5,798	Journal Communications, Inc. Class A*	85,927

		243,764

Pharmaceuticals, Biotechnology & Life Sciences – 10.4%
3,792	Achillion Pharmaceuticals, Inc.*	37,389
19,487	Acorda Therapeutics, Inc.*(b)	648,527
13,954	Aegerion Pharmaceuticals, Inc.*(a)	365,176
8,436	Affymetrix, Inc.*	105,956
53,009	Array BioPharma, Inc.*(a)	390,676
11,071	Cambrex Corp.*	438,744
6,204	Catalent, Inc.*	193,255
51,787	Dyax Corp.*	867,691
25,347	Emergent Biosolutions, Inc.*	728,980
1,358	Enanta Pharmaceuticals, Inc.*(a)	41,582
2,340	Foundation Medicine, Inc.*(a)	112,578
20,774	Genomic Health, Inc.*	634,646
20,880	Halozyme Therapeutics, Inc.*	298,166
3,426	Hyperion Therapeutics, Inc.*	157,253
11,649	Impax Laboratories, Inc.*	545,989
40,813	Infinity Pharmaceuticals, Inc.*	570,566
41,263	Ironwood Pharmaceuticals, Inc.*	660,208
16,874	Isis Pharmaceuticals, Inc.*	1,074,368
9,089	Ligand Pharmaceuticals, Inc.*	700,853
9,040	Ophthotech Corp.*	420,631
2,050	Pacira Pharmaceuticals, Inc.*	182,143
13,480	PAREXEL International Corp.*	929,985
1,234	Phibro Animal Health Corp. Class A	43,696
1,251	Prestige Brands Holdings, Inc.*	53,655
3,364	PTC Therapeutics, Inc.*	204,699
23,995	Repligen Corp.*	728,488
24,499	Sagent Pharmaceuticals, Inc.*	569,602
25,949	Sciclone Pharmaceuticals, Inc.*	229,908

		11,935,410

Real Estate Investment Trust – 12.9%
18,733	American Assets Trust, Inc.	810,764
115,864	Anworth Mortgage Asset Corp.	589,748
15,409	CoreSite Realty Corp.	750,110
26,970	Cousins Properties, Inc.	285,882
36,088	CubeSmart	871,525
24,406	CyrusOne, Inc.	759,515
52,551	DiamondRock Hospitality Co.	742,546

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Real Estate Investment Trust – (continued)
23,559	DuPont Fabros Technology, Inc.	$ 769,908
36,586	Empire State Realty Trust, Inc.	688,183
21,776	FelCor Lodging Trust, Inc.	250,206
34,570	First Industrial Realty Trust, Inc.	740,835
8,396	Getty Realty Corp.	152,807
21,052	Hudson Pacific Properties, Inc.	698,716
12,525	LaSalle Hotel Properties	486,722
1,152	Marcus & Millichap, Inc.*	43,177
12,699	Parkway Properties, Inc.	220,328
2,746	Pebblebrook Hotel Trust	127,881
33,998	Pennsylvania Real Estate Investment Trust	789,774
9,212	PS Business Parks, Inc.	764,964
14,149	RLJ Lodging Trust	443,005
18,068	Rouse Properties, Inc.(a)	342,569
8,059	Sovran Self Storage, Inc.	757,062
60,187	Strategic Hotels & Resorts, Inc.*	748,124
53,787	Sunstone Hotel Investors, Inc.	896,629
17,425	The Geo Group, Inc.	762,170
18,499	Western Asset Mortgage Capital Corp.(a)	278,965

		14,772,115

Retailing – 3.7%
35,688	American Eagle Outfitters, Inc.	609,551
17,436	Brown Shoe Co., Inc.	571,901
23,299	Haverty Furniture Companies, Inc.	579,679
11,564	hhgregg, Inc.*(a)	70,887
25,197	Select Comfort Corp.*	868,541
4,286	Stage Stores, Inc.	98,235
16,157	The Cato Corp. Class A	639,817
2,679	Vitamin Shoppe, Inc.*	110,348
15,865	Zumiez, Inc.*	638,566

		4,187,525

Semiconductors & Semiconductor Equipment – 3.4%
5,709	Amkor Technology, Inc.*	50,439
12,515	Cabot Microelectronics Corp.*	625,375
23,076	Diodes, Inc.*	659,051
40,073	Integrated Device Technology, Inc.*	802,261
10,627	Microsemi Corp.*	376,196
25,250	OmniVision Technologies, Inc.*	665,842
14,821	Silicon Laboratories, Inc.*	752,462

		3,931,626

Software & Services – 9.5%
15,856	Advent Software, Inc.	699,408
33,344	AVG Technologies NV*	721,898
3,137	Barracuda Networks, Inc.*	120,680
8,690	Blackbaud, Inc.	411,732
5,158	Blucora, Inc.*	70,458
19,411	Constant Contact, Inc.*	741,694
1,864	CSG Systems International, Inc.	56,647
4,070	Envestnet, Inc.*	228,246
935	Imperva, Inc.*	39,924
14,447	LogMeIn, Inc.*	808,888
1,182	Manhattan Associates, Inc.*	59,821
19,972	ManTech International Corp. Class A	677,850
19,803	Marchex, Inc. Class B	80,796

Shares	Description	Value
Common Stocks – (continued)
Software & Services – (continued)
303	MicroStrategy, Inc. Class A*	$ 51,265
20,628	Monotype Imaging Holdings, Inc.	673,298
18,047	NetScout Systems, Inc.*(a)	791,361
28,908	Pegasystems, Inc.	628,749
24,158	Progress Software Corp.*	656,373
7,763	QAD, Inc. Class A	187,865
1,818	Science Applications International Corp.	93,354
15,822	SS&C Technologies Holdings, Inc.	985,711
19,860	Sykes Enterprises, Inc.*	493,521
10,441	TeleTech Holdings, Inc.	265,723
3,772	Tyler Technologies, Inc.*	454,639
30,219	Web.com Group, Inc.*	572,650
6,431	WebMD Health Corp.*(a)	281,903

		10,854,454

Technology Hardware & Equipment – 5.3%
35,888	Aruba Networks, Inc.*	878,897
29,704	Benchmark Electronics, Inc.*	713,787
8,863	Calix, Inc.*	74,361
14,007	Ciena Corp.*	270,475
1,615	Coherent, Inc.*	104,911
1,108	Electronics for Imaging, Inc.*	46,259
54,071	Harmonic, Inc.*	400,666
1,995	II-VI, Inc.*	36,828
1,714	Insight Enterprises, Inc.*	48,883
1,337	InterDigital, Inc.	67,839
28,578	Kimball Electronics, Inc.*	404,093
16,828	Methode Electronics, Inc.	791,589
1,611	NETGEAR, Inc.*	52,970
9,016	OSI Systems, Inc.*	669,528
53,775	Polycom, Inc.*	720,585
32,633	Sanmina Corp.*	789,392

		6,071,063

Telecommunication Services – 0.4%
8,305	magicJack VocalTec Ltd.*(a)	56,806
11,582	Spok Holdings, Inc.	222,027
25,312	Vonage Holdings Corp.*	124,282

		403,115

Transportation – 1.9%
2,876	Allegiant Travel Co.	553,026
16,863	ArcBest Corp.	638,939
53,458	JetBlue Airways Corp.*	1,029,067

		2,221,032

Utilities – 0.5%
3,376	Cleco Corp.	184,060
12,083	New Jersey Resources Corp.	375,298

		559,358

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$111,793,509

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle(c)(d) – 3.4%
Goldman Sachs Financial Square Money Market Fund – FST Shares
3,926,356	0.086%	$ 3,926,356

TOTAL INVESTMENTS – 101.1%		$115,719,865

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.1)%		(1,224,890)

NET ASSETS – 100.0%		$114,494,975

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	Represents an affiliated issuer.

(d)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on March 31, 2015.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2015, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Russell 2000 Mini Index	14	June 2015	$1,748,460	$16,513

TAX INFORMATION — At March 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$100,846,753

Gross unrealized gain	19,605,262
Gross unrealized loss	(4,732,150)

Net unrealized security gain	$14,873,112

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC GROWTH FUND

Schedule of Investments

March 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 98.4%
Automobiles & Components – 0.7%
63,302	BorgWarner, Inc.	$ 3,828,505

Banks – 1.1%
98,493	First Republic Bank	5,622,965

Capital Goods – 7.0%
20,772	Cummins, Inc.	2,879,830
64,361	Danaher Corp.	5,464,249
101,551	Honeywell International, Inc.	10,592,785
55,775	Ingersoll-Rand PLC	3,797,162
41,261	Precision Castparts Corp.	8,664,810
22,865	W.W. Grainger, Inc.	5,391,796

		36,790,632

Consumer Durables & Apparel – 5.1%
185,174	Kate Spade & Co.*	6,182,960
92,001	NIKE, Inc. Class B	9,230,460
62,592	PVH Corp.	6,669,804
112,254	Toll Brothers, Inc.*	4,416,072

		26,499,296

Consumer Services – 4.4%
3,879	Chipotle Mexican Grill, Inc.*	2,523,445
76,263	Las Vegas Sands Corp.	4,197,515
81,415	Starbucks Corp.	7,710,000
110,537	Yum! Brands, Inc.	8,701,473

		23,132,433

Diversified Financials – 3.3%
42,672	American Express Co.	3,333,537
41,590	Intercontinental Exchange, Inc.	9,701,699
206,089	Navient Corp.	4,189,789

		17,225,025

Energy – 3.5%
68,124	Anadarko Petroleum Corp.	5,641,348
148,927	Halliburton Co.	6,534,917
37,309	Pioneer Natural Resources Co.	6,100,395

		18,276,660

Food & Staples Retailing – 5.8%
88,543	Costco Wholesale Corp.	13,413,822
96,705	Walgreens Boots Alliance, Inc.	8,188,980
164,853	Whole Foods Market, Inc.	8,585,544

		30,188,346

Food, Beverage & Tobacco – 5.7%
48,670	Coca-Cola Enterprises, Inc.	2,151,214
33,474	Keurig Green Mountain, Inc.	3,740,050
60,291	McCormick & Co., Inc.	4,649,039
186,212	The Coca-Cola Co.	7,550,897
88,684	The Hain Celestial Group, Inc.*	5,680,210
57,751	The Hershey Co.	5,827,653

		29,599,063

Health Care Equipment & Services – 4.1%
136,813	Abbott Laboratories	6,338,547
91,224	Cerner Corp.*	6,683,070
37,685	McKesson Corp.	8,524,347

		21,545,964

Shares	Description	Value
Common Stocks – (continued)
Household & Personal Products – 1.1%
85,908	Colgate-Palmolive Co.	$ 5,956,861

Materials – 2.3%
24,893	Airgas, Inc.	2,641,396
31,135	Ashland, Inc.	3,963,797
19,407	The Sherwin-Williams Co.	5,521,292

		12,126,485

Media – 3.1%
158,596	Comcast Corp. Class A	8,955,916
218,792	Twenty-First Century Fox, Inc. Class A	7,403,921

		16,359,837

Pharmaceuticals, Biotechnology & Life Sciences – 9.2%
61,420	AbbVie, Inc.	3,595,527
28,158	Actavis PLC*	8,380,384
79,439	Agilent Technologies, Inc.	3,300,690
28,087	Amgen, Inc.	4,489,707
19,125	Biogen, Inc.*	8,075,340
27,523	Celgene Corp.*	3,172,851
48,459	Gilead Sciences, Inc.*	4,755,282
152,973	Mylan NV*	9,078,948
14,491	Shire PLC ADR	3,467,551

		48,316,280

Real Estate – 3.4%
124,933	American Tower Corp. (REIT)	11,762,442
152,526	CBRE Group, Inc. Class A*	5,904,281

		17,666,723

Retailing – 8.0%
17,126	Advance Auto Parts, Inc.	2,563,591
36,368	Amazon.com, Inc.*	13,532,533
59,656	L Brands, Inc.	5,624,964
10,233	Netflix, Inc.*	4,263,989
64,078	The Home Depot, Inc.	7,279,902
7,175	The Priceline Group, Inc.*	8,352,776

		41,617,755

Software & Services – 19.1%
103,362	eBay, Inc.*	5,961,920
46,459	Equinix, Inc. (REIT)	10,817,978
127,686	Facebook, Inc. Class A*	10,497,705
33,663	FleetCor Technologies, Inc.*	5,080,420
21,219	Google, Inc. Class A*	11,770,179
17,502	Google, Inc. Class C*	9,591,096
24,418	International Business Machines Corp.	3,919,089
43,354	Intuit, Inc.	4,203,604
31,522	LinkedIn Corp. Class A*	7,876,087
71,629	Mastercard, Inc. Class A	6,188,029
155,373	Microsoft Corp.	6,316,689
259,229	Oracle Corp.	11,185,731
81,839	ServiceNow, Inc.*	6,447,277

		99,855,804

Technology Hardware & Equipment – 10.4%
286,775	Apple, Inc.	35,683,413
343,302	EMC Corp.	8,774,799

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC GROWTH FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Technology Hardware & Equipment – (continued)
140,835	QUALCOMM, Inc.	$ 9,765,499

		54,223,711

Transportation – 1.1%
53,987	Kansas City Southern	5,510,993

TOTAL INVESTMENTS – 98.4%		$514,343,338

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.6%		8,247,436

NET ASSETS – 100.0%		$522,590,774

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC GROWTH FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$406,686,018

Gross unrealized gain	115,248,451
Gross unrealized loss	(7,591,131)

Net unrealized security gain	$107,657,320

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INCOME FUND

Schedule of Investments

March 31, 2015 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – 8.3%
Banks – 2.1%
ABN AMRO Bank NV(a)(b)
EUR	50,000	4.310%	03/29/49	$ 54,659
Bank of America Corp. Series V(a)(b)
	$50,000	5.125	12/29/49	49,437
Bank of America Corp. Series X(a)(b)
	25,000	6.250	09/29/49	25,469
Bank of Scotland Capital Funding LP(a)(b)
GBP	50,000	6.059	03/29/49	74,470
Citigroup Capital XIII(a)(b)
	$1,475	7.875	10/30/40	39,117
Citigroup, Inc. Series O(a)(b)
	50,000	5.875	12/29/49	50,625
Morgan Stanley
	25,000	4.300	01/27/45	25,470
Morgan Stanley Series I(a)(b)
	1,136	6.375	10/15/49	29,581
Morgan Stanley Series J(a)(b)
	50,000	5.550	12/29/49	50,438
PNC Preferred Funding Trust II(a)(b)(c)
	100,000	1.493	03/29/49	91,750
Royal Bank of Scotland PLC(a)(b)
	100,000	9.500	03/16/22	112,950

				603,966

Consumer Services – 0.4%
MGM Resorts International
	100,000	10.000	11/01/16	111,250

Containers & Packaging(b) – 0.9%
Berry Plastics Corp.
	50,000	9.750	01/15/21	55,375
Beverage Packaging Holdings Luxembourg II SA(c)
	25,000	5.625	12/15/16	25,094
Sealed Air Corp.(c)
	150,000	8.375	09/15/21	169,125

				249,594

Energy – 0.8%
Antero Resources Corp.(b)(c)
	25,000	5.625	06/01/23	24,750
Comstock Resources, Inc. (b)(c)
	75,000	10.000	03/15/20	72,375
Halcon Resources Corp.(b)
	100,000	8.875	05/15/21	70,000
MEG Energy Corp.(b)(c)
	50,000	6.375	01/30/23	46,312
Petroleos de Venezuela SA
	20,000	6.000	05/16/24	6,380
	30,000	6.000	11/15/26	9,300
	20,000	5.375	04/12/27	6,174

				235,291

Food & Beverage(b) – 0.5%
Bumble Bee Holdings, Inc.(c)
	46,000	9.000	12/15/17	48,185
	50,000	9.625	03/15/18	51,625
Post Holdings, Inc.
	50,000	7.375	02/15/22	51,625

				151,435

Food & Staples Retailing(b) – 0.5%
BI-LO LLC(c)
	50,000	8.625	09/15/18	44,250

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Food & Staples Retailing – (continued)
Rite Aid Corp.
$25,000	9.250%		03/15/20	$ 27,562
25,000	8.000		08/15/20	26,500
Sysco Corp.
25,000	4.500		10/02/44	26,300
Walgreens Boots Alliance, Inc.
25,000	4.800		11/18/44	26,809

				151,421

Life Insurance – 0.2%
MetLife, Inc.
25,000	3.000		03/01/25	25,164
25,000	4.050		03/01/45	25,980

				51,144

Media – 1.0%
21st Century Fox America, Inc.(b)
25,000	3.700		09/15/24	26,455
25,000	4.750		09/15/44	28,019
CCO Holdings LLC(b)
50,000	7.000		01/15/19	52,062
Comcast Corp.
25,000	4.650		07/15/42	28,182
Getty Images, Inc.(b)(c)
25,000	7.000		10/15/20	12,500
NBCUniversal Media LLC
25,000	4.450		01/15/43	27,191
Univision Communications, Inc.(b)(c)
100,000	8.500		05/15/21	107,000

				281,409

Pipelines – 0.4%
Sabine Pass LNG LP
100,000	7.500		11/30/16	106,000

Software & Services(b) – 0.4%
First Data Corp.(c)
100,000	8.875		08/15/20	106,000
Microsoft Corp.
25,000	3.750		02/12/45	25,138

				131,138

Wireless Telecommunications – 0.5%
Intelsat Jackson Holdings SA(b)
50,000	7.250		04/01/19	51,875
Sprint Corp.
100,000	7.875		09/15/23	101,750

				153,625

Wirelines Telecommunications – 0.6%
Level 3 Financing, Inc.(b)
60,000	8.625		07/15/20	65,025
Verizon Communications, Inc.
25,000	5.150		09/15/23	28,640
25,000	4.862		08/21/46	26,215
57,000	4.672	(c)	03/15/55	56,018

				175,898

TOTAL CORPORATE OBLIGATIONS				$ 2,402,171

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INCOME FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – 10.1%
Adjustable Rate Non-Agency(a) – 2.0%
Alternative Loan Trust Series 2005-51, Class 2A1(b)
	$74,026	0.476%	11/20/35	$ 61,158
Alternative Loan Trust Series 2006-HY11, Class A1(b)
	76,654	0.294	06/25/36	65,045
Alternative Loan Trust Series 2006-OA14, Class 2A1(b)
	97,446	0.364	11/25/46	80,274
CHL Mortgage Pass-Through Trust Series 2006-OA5, Class 1A1(b)
	53,143	0.374	04/25/46	44,915
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-OA3, Class A1
	52,359	0.314	07/25/47	44,530
HomeBanc Mortgage Trust Series 2006-1, Class 3A2(b)
	114,895	2.182	04/25/37	71,984
IndyMac INDA Mortgage Loan Trust Series 2006-AR2, Class 1A1(b)
	64,692	2.557	09/25/36	55,931
JP Morgan Alternative Loan Trust Series 2006-A5, Class 1A1(b)
	52,164	0.334	10/25/36	42,860
Lehman XS Trust Series 2005-7N, Class 1A1A(b)
	56,515	0.444	12/25/35	48,941
Lehman XS Trust Series 2006-14N, Class 1A1A(b)
	86,645	0.364	09/25/46	71,550

				587,188

Collateralized Mortgage Obligations – 4.5%
Agency Multi-Family(a) – 3.3%
FHLMC Multifamily Structured Pass-Through Certificates Series K020, Class A2
	400,000	2.373%	05/25/22	406,320
FHLMC Multifamily Structured Pass-Through Certificates Series K029, Class A2
	500,000	3.320	02/25/23	538,585

				944,905

Regular Floater(a) – 1.0%
Aire Valley Mortgages PLC Series 2006-1X, Class 2A1
EUR	68,579	0.325	09/20/66	72,167
Alternative Loan Trust Series 2005-36, Class 2A1A(b)
	$93,088	0.484	08/25/35	73,082
Connecticut Avenue Securities Series 2014-C03, Class 1M1(b)
	17,165	1.374	07/25/24	17,165
Connecticut Avenue Securities Series 2015-C01, Class 2M1(b)
	9,346	1.674	02/25/25	9,383
Morgan Stanley Mortgage Loan Trust Series 2006-16AX, Class 1A(b)
	165,760	0.344	11/25/36	69,036
Paragon Mortgages No. 13 PLC Series 13X, Class A2B(b)
EUR	56,575	0.251	01/15/39	57,749

				298,582

Sequential Fixed Rate – 0.2%
Residential Accredit Loans, Inc. Trust Series 2007-QS1, Class 2A5(b)
	$57,733	6.000	01/25/37	47,687

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 1,291,174

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Federal Agencies – 3.6%
FNMA – 3.6%
$218,656	6.000%	08/01/36	$ 249,592
205,325	6.000	09/01/36	234,509
487,438	6.000	12/01/36	555,258

			1,039,359

TOTAL FEDERAL AGENCIES			$ 1,039,359

TOTAL MORTGAGE-BACKED OBLIGATIONS			$ 2,917,721

Asset-Backed Securities – 9.5%
Collateralized Loan Obligations – 8.3% (a)(c)
Aberdeen Loan Funding Ltd. Series 2008-1A, Class A
$169,253	0.905%	11/01/18	$ 168,274
Acis CLO Ltd. Series 2014-4A, Class ACOM
150,000	1.713	05/01/26	147,450
Anchorage Capital CLO IV Ltd. Series 2014-4A, Class A1A
250,000	1.706	07/28/26	248,302
Crown Point CLO III Ltd. Series 2015-3A, Class ACOM
250,000	1.803	12/31/27	244,750
Hildene CLO II Ltd. Series 2014-2A, Class A
250,000	1.707	07/19/26	248,018
MidOcean Credit CLO Series 2014-3A, Class A
250,000	1.716	07/21/26	248,375
Ocean Trails CLO IV Series 2013-4A, Class A
250,000	1.558	08/13/25	247,221
OFSI Fund V Ltd. Series 2014-7A, Class ACOM
100,000	1.872	10/18/26	98,360
Regatta IV Funding Ltd. Series 2014-1A, Class ACOM
250,000	1.766	07/25/26	247,425
Trinitas CLO II Ltd. Series 2014-2A, Class ACOM
250,000	1.629	07/15/26	244,825
Wasatch Ltd. Series 2006-1A, Class A1B
269,572	0.497	11/14/22	258,406

			2,401,406

Home Equity(b) – 1.2%
Citigroup Mortgage Loan Trust, Inc. Series 2006-WFH1, Class M3
100,000	0.574	01/25/36	82,469
Credit-Based Asset Servicing and Securitization LLC Series 2005-CB8, Class AF2
15,596	4.190	12/25/35	15,698
Credit-Based Asset Servicing and Securitization LLC Series 2005-CB8, Class AF3
25,000	4.190	12/25/35	23,883
GSAMP Trust Series 2006-HE8, Class A2C(a)
50,000	0.344	01/25/37	42,169
Lehman XS Trust Series 2007-3, Class 1BA2(a)
55,243	0.865	03/25/37	39,089
Saxon Asset Securities Trust Series 2007-2, Class A2C(a)
96,160	0.654	05/25/47	69,022
Structured Asset Securities Corp. Mortgage Loan Trust 2005-NC2 Series 2005-NC2, Class M4(a)
100,000	0.644	05/25/35	84,268

			356,598

TOTAL ASSET-BACKED SECURITIES			$ 2,758,004

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INCOME FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Foreign Debt Obligations – 12.0%
Sovereign – 10.5%
Brazilian Government International Bond
BRL	74,000	0.000	%(d)	01/01/16	$ 21,055
	239,000	6.000		08/15/50	181,270
Bundesrepublik Deutschland
EUR	310,000	2.000		08/15/23	387,240
Costa Rica Government International Bond
	$200,000	4.250		01/26/23	191,000
Dominican Republic International Bond(c)
	100,000	7.450		04/30/44	112,750
Indonesia Government International Bond(c)
	200,000	4.125		01/15/25	205,250
Italy Buoni Poliennali Del Tesoro
EUR	140,000	1.150		05/15/17	153,566
Mexico Government International Bond(d)
MXN	2,332,480	0.000		04/01/15	152,619
	1,555,190	0.000		04/16/15	101,803
	1,124,520	0.000		04/30/15	73,445
	608,940	0.000		05/07/15	39,798
	236,970	0.000		05/21/15	15,466
	550,970	0.000		06/04/15	35,915
	3,234,800	0.000		06/11/15	210,715
	1,778,140	0.000		06/18/15	115,757
	651,980	0.000		06/25/15	42,421
	1,090,900	0.000		07/02/15	70,947
	1,101,810	0.000		10/01/15	70,996
Mexico Government International Bond Series M 10
	1,733,000	7.750		12/14/17	122,844
Spain Government Bond
EUR	80,000	2.100		04/30/17	89,538
	400,000	0.500	(c)	10/31/17	433,476
	80,000	4.500		01/31/18	96,383
	50,000	4.400	(c)	10/31/23	68,314
Venezuela Government International Bond
	$60,000	8.250		10/13/24	20,700
	40,000	7.650		04/21/25	13,500
	40,000	9.250		05/07/28	14,300
	10,000	7.000		03/31/38	3,400

					3,044,468

Supranational – 1.5%
European Financial Stability Facility
EUR	400,000	0.750		06/05/17	438,029

TOTAL FOREIGN DEBT OBLIGATIONS					$ 3,482,497

Municipal Debt Obligations – 2.4%
Puerto Rico – 2.4%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A
	$5,000	6.000%		07/01/44	$ 3,400
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2012 A
	10,000	5.500		07/01/28	7,276
	5,000	5.000		07/01/33	3,351
	5,000	5.125		07/01/37	3,325
	10,000	5.750		07/01/37	6,851

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Debt Obligations – (continued)
Puerto Rico – (continued)
Puerto Rico Commonwealth GO Bonds Series 2014 A
$435,000	8.000%	07/01/35	$ 356,700
Puerto Rico Commonwealth GO Refunding for Public Improvement Series 2008 A
20,000	5.500	07/01/32	13,650
Puerto Rico Commonwealth GO Refunding for Public Improvement Series 2009 B
10,000	6.000	07/01/39	6,875
Puerto Rico Commonwealth GO Refunding for Public Improvement Series 2012 A
5,000	5.125	07/01/37	3,262
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2009 A
20,000	5.500	08/01/28	13,603
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2009 A
45,000	6.000	08/01/42	28,125
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2010 A
5,000	5.500	08/01/37	3,025
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2010 A
20,000	5.375	08/01/39	11,950
115,000	5.500	08/01/42	69,575
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2010 C
10,000	5.375	08/01/38	5,975
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2010 C
55,000	6.000	08/01/39	34,512
55,000	5.250	08/01/41	32,588
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2011 A-1
120,000	5.000	08/01/43	69,600
Puerto Rico Sales Tax Financing Corp. RB for Capital Appreciation First Subseries 2009 A(e)
15,000	0.000	08/01/32	10,382

			684,025

TOTAL MUNICIPAL DEBT OBLIGATIONS			$ 684,025

Bank Loan Obligations – 4.5%
Aerospace/Defense – 0.1%
Transdigm, Inc.
$24,875	3.750%	06/04/21	$ 24,801

Building Materials – 0.1%
HD Supply, Inc.
24,538	4.000	06/28/18	24,563

Chemicals – 0.1%
A. Schulman, Inc.
25,000	0.000	07/15/15	25,000

Consumer Services – 0.3%
Burger King Worldwide, Inc.
74,338	4.500	12/10/21	75,040
MGM Resorts International
24,936	3.500	12/20/19	24,848

			99,888

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INCOME FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loan Obligations – (continued)
Energy – 0.5%
American Energy - Marcellus, LLC
$25,000	5.250%	08/04/20	$ 21,125
Citgo Holding, Inc.
24,938	9.500	05/12/18	24,792
Magnum Hunter Resources Corp.
74,625	8.500	10/22/19	73,474
MEG Energy Corp.
24,936	3.750	03/31/20	23,854

			143,245

Environmental – 0.2%
ADS Waste Holdings, Inc.
49,321	3.750	10/09/19	48,732

Food & Beverage – 0.5%
Diamond Foods, Inc.
24,874	4.250	08/20/18	24,836
Pinnacle Foods Finance LLC
25,000	3.000	04/29/20	24,883
US Foods, Inc.
99,746	4.500	03/31/19	99,767

			149,486

Healthcare – 0.5%
American Renal Holdings, Inc.
25,000	8.500	03/20/20	24,813
Community Health Systems, Inc.
24,811	4.250	01/27/21	24,927
HCA, Inc.
44,874	3.025	05/01/18	44,874
MPH Acquisition Holdings LLC
23,257	3.750	03/31/21	23,170
Sedgwick Claims Management Services, Inc.
24,937	3.750	03/01/21	24,619

			142,403

Machinery – 0.1%
Gates Global LLC
24,937	4.250	07/05/21	24,828

Media – 1.0%
Checkout Holding Corp.
49,812	4.500	04/09/21	43,253
25,000	7.750	04/11/22	19,125
Crown Castle Operating Co.
14,962	3.000	01/31/21	14,915
Getty Images, Inc.
184,592	4.750	10/18/19	155,334
Univision Communications, Inc.
49,869	4.000	03/01/20	49,753
Virgin Media Investment Holdings Ltd.
21,370	3.500	06/07/20	21,330

			303,710

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loan Obligations – (continued)
Pharmaceuticals, Biotechnology & Life Sciences – 0.1%
Valeant Pharmaceuticals International, Inc.
$43,750	0.000%	04/01/22	$ 43,934

Restaurants – 0.1%
Seminole Hard Rock Entertainment, Inc.
24,873	3.500	05/14/20	24,718

Retailing – 0.3%
Burlington Coat Factory Warehouse Corp.
24,313	4.250	08/31/21	24,444
Dollar Tree, Inc.
25,000	4.250	03/09/22	25,253
PetSmart, Inc.
25,000	5.000	03/11/22	25,181

			74,878

Software & Services – 0.2%
BMC Software Finance, Inc.
24,935	5.000	09/10/20	24,374
Bright Horizons Family Solutions, Inc.
4,924	4.000	01/30/20	4,934
First Data Corp.
25,000	3.674	03/24/17	24,985

			54,293

Technology Hardware & Equipment – 0.3%
Avago Technologies Ltd.
17,248	3.750	05/06/21	17,273
CDW LLC
24,936	3.250	04/29/20	24,690
Riverbed Technology, Inc.
25,000	0.000	02/25/22	25,225

			67,188

Transportation – 0.0%
Delta Air Lines, Inc.
9,530	3.250	10/18/18	9,518

Wireless Telecommunications – 0.1%
Intelsat Jackson Holdings SA
40,000	3.750	06/30/19	39,830

TOTAL BANK LOAN OBLIGATIONS			$ 1,301,015

Commercial Paper – 0.9%
Barclays Bank PLC Series 11-1(c)
$250,000	1.020%	03/11/16	$ 249,952

Notional Amount	Exercise Rate	Expiration Date	Value
Options Purchased – 0.5%
Interest Rate Swaptions
Deutshce Bank AG Call - OTC - USD 3 Month LIBOR Strike Price 2.145%
$700,000	2.145%	02/22/16	$ 7,707
Deutshce Bank AG Call - OTC - USD 3 Month LIBOR Strike Price 2.078%
3,600,000	2.078	02/26/16	44,900
Deutshce Bank AG Put - OTC - USD 3 Month LIBOR Strike Price 2.145%
700,000	2.145	02/22/16	15,788

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INCOME FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Notional Amount	Exercise Rate	Expiration Date	Value
Options Purchased – (continued)
Interest Rate Swaptions – (continued)
Deutshce Bank AG Put - OTC - USD 3 Month LIBOR Strike Price 2.078%
$3,600,000	2.078%	02/26/16	$ 74,129
JPMorgan Chase Bank, N.A. Call - OTC - USD 3 Month LIBOR Strike Price 2.973%
700,000	2.973	02/22/16	6,010

TOTAL OPTIONS PURCHASED			$ 148,534

U.S. Treasury Obligations – 47.3%
United States Treasury Bills
$2,000,000	0.000%	07/02/15	$ 1,999,847
1,700,000	0.000	10/01/15	1,698,790
1,700,000	0.000	11/12/15	1,698,321
United States Treasury Bonds
100,000	3.625	08/15/43	122,178
300,000	3.750	11/15/43	374,751
200,000	3.375	05/15/44	234,406
300,000	2.500	02/15/45	297,327
United States Treasury Inflation-Protected Securities
107,842	0.500	04/15/15	108,078
99,739	0.125	04/15/19	101,718
103,257	0.125	01/15/22	104,273
100,278	1.375	02/15/44	118,141
United States Treasury Notes
300,000	1.750	09/30/19	305,736
600,000	1.500	11/30/19	604,506
500,000	1.625	12/31/19	506,275
300,000	1.250	01/31/20	298,380
800,000	1.375	02/29/20	800,120
700,000	1.375	03/31/20	699,972
400,000	1.500	01/31/22	394,692
500,000	1.750	03/31/22	501,135
400,000	2.500	05/15/24	420,104
2,200,000	2.375	08/15/24	2,286,526

TOTAL U.S. TREASURY OBLIGATIONS			$13,675,276

Investment Company – 21.9%
Goldman Sachs Financial Square Government Fund – FST Shares
6,330,066	0.006%		$ 6,330,066

TOTAL INVESTMENTS – 117.4%			$33,949,261

LIABILITIES IN EXCESS OF OTHER ASSETS – (17.4)%			(5,037,986)

NET ASSETS – 100.0%			$28,911,275

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INCOME FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on March 31, 2015.

(b)	Securities with “Call” features. Maturity dates disclosed are the final maturity dates.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $4,326,132, which represents approximately 15.0% of net assets as of March 31, 2015.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Zero coupon until next reset date.

Investment Abbreviations:
BA	— Banker Acceptance Rate
BBR	— Bank Bill Reference Rate
CD KSDA	— Certificates of Deposit by the Korean Securities Dealers Association
CDI	— Average One-Day Interbank Deposit
EURIBOR	— Euro Interbank Offered Rate
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
NIBOR	— Norwegian InterBank Offered Rate
RB	— Revenue Bond
STIBOR	— Stockholm Interbank Offered Rate
WIBOR	— Warsaw InterBank Offered Rate

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Renminbi
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peru nuevo sol
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thailand Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INCOME FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2015, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Bank of America, N.A.	CAD/USD	06/17/15	$79,348	$348
	COP/USD	04/13/15	45,579	579
	EUR/SEK	06/17/15	92,569	1,017
	EUR/USD	06/17/15	188,367	209
	HUF/EUR	06/17/15	35,465	888
	MXN/USD	04/24/15	149,905	3,488
	MXN/USD	06/17/15	105,016	1,425
	PLN/EUR	06/17/15	46,450	165
	USD/AUD	06/17/15	64,462	1,205
	USD/COP	04/30/15	10,829	171
	USD/EUR	04/28/15	1,409,670	18,503
Barclays Bank PLC	EUR/GBP	06/17/15	278,783	3,221
	EUR/NOK	06/17/15	94,722	70
	EUR/SEK	06/17/15	78,831	1,070
	GBP/EUR	06/17/15	141,177	1,247
	KRW/USD	04/02/15	126,084	2,084
	KRW/USD	04/20/15	92,288	1,880
	PLN/EUR	06/17/15	46,710	426
	USD/CAD	06/17/15	35,585	188
	USD/EUR	06/17/15	386,459	5,530
	USD/KRW	04/27/15	93,553	447
	USD/MXN	04/24/15	817,739	2,004
BNP Paribas SA	MXN/USD	06/17/15	176,999	2,983
	USD/EUR	06/17/15	93,645	901
	USD/KRW	04/27/15	88,912	171
Citibank, N.A.	EUR/GBP	06/17/15	47,361	292
	MXN/USD	06/17/15	100,251	2,251
	TRY/USD	06/17/15	30,333	65
	USD/AUD	06/17/15	90,247	257
	USD/CAD	06/17/15	223,756	2,244
	USD/EUR	04/28/15	502,963	1,382
	USD/EUR	06/17/15	167,485	1,756
	USD/GBP	04/13/15	84,153	352
	USD/MYR	04/30/15	46,684	316
	USD/NZD	04/15/15	67,196	470
	USD/TRY	06/17/15	65,964	36
Deutsche Bank AG	CAD/USD	06/17/15	47,470	470
	CLP/USD	04/24/15	47,728	728
	COP/USD	04/10/15	17,666	570
	EUR/USD	06/17/15	263,288	3,602
	HUF/EUR	06/17/15	65,644	1,061
	INR/USD	04/13/15	66,715	715
	INR/USD	04/20/15	42,945	576
	INR/USD	04/27/15	198,513	231
	MXN/USD	06/17/15	64,329	328
	NZD/USD	06/17/15	182,547	2,315
	PLN/EUR	06/17/15	47,194	910
	SGD/USD	06/17/15	91,643	643
	USD/BRL	04/02/15	20,869	2,091
	USD/CAD	05/12/15	63,131	891
	USD/COP	04/10/15	37,825	175
	USD/EUR	06/17/15	113,020	2,320
	USD/MXN	04/30/15	72,466	2,745
	USD/MXN	05/21/15	2,923	58
	USD/RUB	04/30/15	93,921	79
	USD/SGD	06/17/15	131,494	506

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INCOME FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Merrill Lynch & Co., Inc.	USD/MXN	06/04/15	$35,691	$390
Morgan Stanley Co., Inc.	BRL/USD	04/02/15	47,763	763
	EUR/USD	06/17/15	276,630	4,011
	INR/USD	04/20/15	42,945	569
	INR/USD	04/27/15	100,632	32
	RUB/USD	04/13/15	50,322	4,018
	RUB/USD	04/20/15	47,046	46
	TRY/USD	06/17/15	89,383	1,003
	USD/BRL	04/02/15	44,094	906
Royal Bank of Canada	CAD/USD	06/17/15	142,921	921
	INR/USD	04/15/15	31,174	360
	MXN/USD	04/24/15	167,494	1,842
	USD/BRL	04/02/15	29,701	3,299
	USD/CAD	06/17/15	32,573	427
	USD/MXN	06/25/15	42,169	892
	USD/SEK	05/13/15	52,245	1,070
Royal Bank of Scotland	AUD/USD	06/17/15	94,797	150
	INR/USD	04/13/15	113,316	484
	TRY/USD	06/17/15	93,115	1,114
	USD/CAD	06/17/15	97,907	93
	USD/TRY	06/17/15	126,727	273
State Street Bank	CAD/USD	06/17/15	45,743	533
	MXN/USD	06/17/15	114,062	2,331
	USD/BRL	04/17/15	200,066	38,819
UBS AG	BRL/USD	04/02/15	45,332	332
	EUR/USD	06/17/15	279,859	5,095
	JPY/USD	06/17/15	74,710	710
	USD/BRL	04/02/15	78,751	7,249
	USD/IDR	05/29/15	35,643	408
Westpac Banking Corp.	JPY/USD	06/17/15	92,055	1,055
	MXN/USD	06/17/15	104,503	962
	USD/AUD	06/17/15	92,522	915
	USD/GBP	04/13/15	304,622	10,790
	USD/JPY	04/20/15	82,276	295
	USD/KRW	04/02/15	63,340	544
	USD/NZD	06/17/15	92,015	1,496
	USD/SGD	06/17/15	88,059	115
	USD/TWD	05/08/15	67,495	128

TOTAL				$175,095

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Bank of America, N.A.	AUD/USD	06/17/15	$56,878	$(590)
	EUR/PLN	06/17/15	94,722	(135)
	EUR/USD	06/17/15	92,569	(1,500)
	MXN/USD	04/24/15	158,088	(69)
	SEK/EUR	06/17/15	90,704	(1,455)
	USD/CAD	06/17/15	91,349	(349)
	USD/CNH	06/17/15	80,026	(1,163)
	USD/EUR	06/17/15	215,277	(1,657)
	USD/JPY	06/17/15	282,940	(2,581)
Barclays Bank PLC	BRL/USD	04/02/15	30,376	(2,624)
	EUR/USD	06/17/15	168,992	(966)
	GBP/USD	04/13/15	77,714	(80)
	GBP/USD	06/17/15	64,768	(891)
	JPY/USD	04/20/15	86,288	(303)
	JPY/USD	06/17/15	93,722	(278)
	MXN/USD	04/24/15	16,578	(157)

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INCOME FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Barclays Bank PLC (continued)	SEK/EUR	06/17/15	$32,132	$(159)
	USD/AUD	06/17/15	90,247	(288)
	USD/CNH	06/17/15	107,627	(1,519)
	USD/EUR	06/17/15	184,327	(3,097)
	USD/JPY	06/17/15	94,700	(700)
	USD/MXN	06/11/15	162,361	(3,103)
	USD/MYR	04/10/15	94,161	(161)
	USD/SGD	06/17/15	98,900	(675)
	USD/TRY	06/17/15	47,735	(441)
	USD/TWD	04/23/15	94,655	(655)
BNP Paribas SA	EUR/USD	06/17/15	279,859	(3,772)
	GBP/EUR	06/17/15	96,365	(2,662)
	JPY/USD	06/17/15	187,302	(698)
	USD/EUR	06/17/15	94,722	(411)
	USD/JPY	06/17/15	146,435	(1,435)
Citibank, N.A.	CAD/USD	06/17/15	46,643	(357)
	EUR/NOK	06/17/15	94,722	(380)
	GBP/USD	04/13/15	232,959	(8,458)
	TRY/USD	06/17/15	46,079	(921)
	USD/CAD	06/17/15	138,296	(296)
	USD/EUR	06/17/15	275,553	(3,136)
	USD/JPY	06/17/15	122,158	(1,296)
	USD/KRW	04/23/15	94,882	(882)
	USD/TWD	05/04/15	95,078	(78)
Deutsche Bank AG	BRL/USD	04/02/15	17,935	(65)
	IDR/USD	05/29/15	32,347	(653)
	MXN/USD	04/24/15	42,608	(857)
	MXN/USD	06/17/15	46,174	(826)
	TRY/USD	06/17/15	46,468	(532)
	USD/CNH	06/17/15	188,598	(598)
	USD/COP	04/13/15	93,977	(1,415)
	USD/COP	04/24/15	30,102	(219)
	USD/EUR	06/17/15	184,061	(3,106)
	USD/JPY	06/17/15	188,637	(637)
	USD/KRW	04/02/15	139,574	(1,129)
	USD/KRW	04/20/15	65,473	(1,181)
	USD/MXN	06/18/15	162,051	(1,694)
	USD/MYR	04/23/15	94,095	(95)
	USD/MYR	04/24/15	94,408	(408)
	USD/MYR	05/05/15	95,046	(46)
	USD/PEN	04/13/15	49,362	(362)
	USD/THB	04/16/15	69,655	(1,055)
	USD/TWD	05/08/15	120,196	(196)
	USD/ZAR	06/17/15	193,266	(3,266)
	ZAR/USD	06/17/15	46,124	(876)
HSBC Bank PLC	USD/CNH	06/17/15	179,768	(2,768)
Morgan Stanley Co., Inc.	BRL/USD	04/02/15	52,732	(5,268)
	USD/MXN	07/02/15	70,512	(231)
	USD/RUB	04/13/15	50,322	(2,322)
	USD/RUB	04/20/15	50,267	(3,267)
	ZAR/USD	06/17/15	63,387	(1,550)
Royal Bank of Canada	BRL/USD	04/02/15	31,183	(1,817)
	CAD/CHF	06/17/15	18,141	(344)
	CAD/USD	06/17/15	158,435	(1,565)
	USD/CAD	06/17/15	45,377	(377)
	USD/JPY	06/17/15	183,163	(2,163)
	USD/MXN	10/01/15	70,095	(234)
Royal Bank of Scotland	AUD/USD	06/17/15	47,020	(156)
	MXN/USD	06/17/15	191,428	(1,301)
	USD/KRW	04/17/15	130,022	(1,536)

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INCOME FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Royal Bank of Scotland (continued)	USD/TRY	06/17/15	$113,933	$(933)
	ZAR/USD	06/17/15	29,800	(779)
State Street Bank	JPY/USD	06/17/15	200,454	(2,546)
	NZD/USD	06/17/15	94,242	(250)
	SEK/EUR	06/17/15	31,987	(305)
	USD/MXN	06/17/15	94,447	(447)
	USD/NZD	06/17/15	184,606	(3,107)
	ZAR/USD	06/17/15	62,680	(1,605)
UBS AG	EUR/USD	06/17/15	93,645	(689)
	USD/AUD	06/17/15	91,321	(343)
	USD/BRL	04/02/15	48,384	(1,384)
	USD/CAD	06/17/15	90,814	(814)
	USD/SGD	06/17/15	47,411	(160)
	USD/ZAR	06/17/15	9,840	(71)
Westpac Banking Corp.	AUD/USD	04/15/15	36,424	(1,229)
	AUD/USD	06/17/15	90,247	(3,218)
	CAD/CHF	06/17/15	51,333	(1,520)
	CAD/USD	05/12/15	56,684	(783)
	JPY/USD	04/20/15	46,105	(330)
	MYR/USD	04/10/15	93,833	(641)
	NZD/USD	04/15/15	68,019	(481)
	USD/AUD	06/17/15	45,503	(370)

TOTAL				$(116,498)

FUTURES CONTRACTS — At March 31, 2015, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Euro-OAT	(3)	June 2015	$(503,378)	$(6,703)
U.S. Long Bond	(1)	June 2015	(163,875)	(1,657)
U.S. Ultra Long Treasury Bonds	(5)	June 2015	(849,375)	(5,204)
2 Year U.S. Treasury Notes	(4)	June 2015	(876,625)	(2,211)
5 Year U.S. Treasury Notes	(7)	June 2015	(841,477)	(3,629)
10 Year U.S. Treasury Notes	(10)	June 2015	(1,289,063)	(2,257)

TOTAL				$(21,661)

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INCOME FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At March 31, 2015, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

					Market Value
Referenced Obligation	Notional Amount (000’s)	Rates Received (Paid)	Termination Date	Credit Spread on March 31, 2015	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
CDX North America High Yield Index	$50	(5.000)%	12/20/19	3.058%	$(2,554)	$(1,542)
Protection Sold:
CDX North America Investment Grade Index	5,825	1.000	12/20/19	0.637(a)	77,828	20,288
	375	1.000	06/20/20	0.637(a)	6,819	4

TOTAL					$82,093	$18,750

(a)	Credit spread on the Referenced Obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000’s)	Rates Received (Paid)	Termination Date	Credit Spread on March 31, 2015(a)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
Bank of America, N.A.	People’s Republic of China, 4.250%, 10/28/27	$210	(1.000)%	06/20/19	0.713%	$(1,133)	$(1,286)
JPMorgan Chase Bank, N.A.	People’s Republic of China, 4.250%, 10/28/27	1,250	(1.000)	06/20/19	0.713	(5,074)	(9,325)

TOTAL						$(6,207)	$(10,611)

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INCOME FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

					Rates Exchanged		Market Value
	Notional Amount (000’s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	NOK	16,310	(a)	05/11/17	1.000%	6 Month NIBOR	$(4,366)	$(2,860)
	GBP	610	(a)	06/17/17	6 Month LIBOR	1.750%	(10,692)	(3,647)
		$780	(a)	06/17/17	1.250	3 Month LIBOR	1,399	3,403
	PLN	90		06/17/19	3.048	6 Month WIBOR	471	1,141
		90		06/17/19	6 Month WIBOR	3.045	—	(1,609)
	EUR	460	(a)	06/17/20	0.750	6 Month EURIBOR	11,857	168
	SEK	3,230	(a)	06/17/20	3 Month STIBOR	0.500	(999)	102
		$4,400	(a)	06/17/20	3 Month LIBOR	2.250	(82,943)	(50,558)
	EUR	20	(a)	06/17/22	1.000	6 Month EURIBOR	839	55
		$2,200	(a)	06/17/22	3 Month LIBOR	2.500	(60,288)	(32,539)
	EUR	360	(a)	02/27/25	1.150	6 Month EURIBOR	1,548	3,888
	AUD	20	(a)	06/17/25	6 Month BBR	3.000	(196)	(194)
	CAD	250	(a)	06/17/25	2.750	3 Month BA	14,772	1,570
	EUR	245	(a)	06/17/25	6 Month EURIBOR	1.500	(19,865)	(4,322)
	GBP	555	(a)	06/17/25	6 Month LIBOR	1.500	46,866	(30,338)
		$720	(a)	06/17/25	2.750	3 Month LIBOR	28,212	15,960
	EUR	330	(a)	02/27/30	6 Month EURIBOR	1.350	(2,383)	(10,847)
		$3,000	(a)	06/17/30	3 Month LIBOR	2.250	90,363	(81,149)
	EUR	100	(a)	02/27/35	1.400	6 Month EURIBOR	487	6,122
		360	(a)	02/03/45	6 Month EURIBOR	1.500	(1,056)	(37,330)
	JPY	95,970	(a)	02/03/45	1.750	6 Month LIBOR	(24,903)	14,601
		$290	(a)	02/03/45	3 Month LIBOR	2.500	8,770	(2,716)
	GBP	425	(a)	06/17/45	6 Month LIBOR	2.000	12,474	(14,335)
	JPY	58,720	(a)	06/17/45	1.500	6 Month LIBOR	6,993	9,007
		$285	(a)	06/17/45	3.250	3 Month LIBOR	37,799	14,806

TOTAL							$55,159	$(201,621)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to March 31, 2015.

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

				Rates Exchanged
Counterparty	Notional Amount (000’s)		Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)

Bank of America, N.A.	KRW	290,710	11/04/17	2.060%	3 Month CDKSDA	$2,407
		593,840	08/06/24	3 Month CD KSDA	2.970%	(45,352)
Deutsche Bank AG	KRW	142,230	10/06/17	2.245	3 Month CDKSDA	1,818
		209,280	10/15/17	2.253	3 Month CDKSDA	2,709
		173,640	11/04/17	2.075	3 Month CDKSDA	1,501
JPMorgan Chase Bank, N.A.	BRL	251	01/04/21	12.483	1 Day CDI	(923)

TOTAL						$(37,840)

TAX INFORMATION — At March 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$34,028,538

Gross unrealized gain	398,915
Gross unrealized loss	(478,192)

Net unrealized security loss	$(79,277)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments

March 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 91.2%
Australia – 4.6%
702,693	Aurizon Holdings Ltd. (Transportation)	$ 2,586,415
111,701	Australia & New Zealand Banking Group Ltd. (Banks)	3,107,543
274,129	Computershare Ltd. (Software & Services)	2,649,688

		8,343,646

Belgium – 4.3%
43,794	Anheuser-Busch InBev NV (Food, Beverage & Tobacco)	5,350,111
16,910	Solvay SA (Materials)	2,444,342

		7,794,453

China – 0.9%
324,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)	1,721,837

Denmark – 1.9%
66,773	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	3,564,595

France – 10.6%
14,851	Air Liquide SA-Prime De Fidelite (Materials)*	1,917,525
38,446	Klepierre (REIT)	1,887,935
71,317	Rexel SA (Capital Goods)	1,344,738
39,386	Safran SA (Capital Goods)	2,751,961
30,816	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)	3,043,359
72,831	Societe Generale SA (Banks)	3,516,428
98,718	Total SA (Energy)	4,906,977

		19,368,923

Germany – 7.2%
24,524	adidas AG (Consumer Durables & Apparel)	1,936,496
26,502	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	3,965,120
48,410	Beiersdorf AG (Household & Personal Products)	4,197,610
40,159	GEA Group AG (Capital Goods)	1,930,499
21,329	Rocket Internet SE (Software & Services)*(a)	1,056,914

		13,086,639

India – 1.1%
121,076	Thermax Ltd. (Capital Goods)	2,067,518

Ireland – 3.9%
3,592,083	Bank of Ireland (Banks)*	1,358,154
41,081	Kerry Group PLC Class A (Food, Beverage & Tobacco)	2,760,772

Shares	Description	Value
Common Stocks – (continued)
Ireland – (continued)
36,928	Shire PLC (Pharmaceuticals, Biotechnology & Life Sciences)	$ 2,944,015

		7,062,941

Italy – 1.1%
581,761	Intesa Sanpaolo SpA (Banks)	1,974,498

Japan – 17.0%
14,900	Disco Corp. (Semiconductors & Semiconductor Equipment)	1,520,262
37,900	Hoya Corp. (Technology Hardware & Equipment)	1,517,301
103,500	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	3,272,139
94,800	KDDI Corp. (Telecommunication Services)	2,141,772
170,000	Kubota Corp. (Capital Goods)	2,685,814
594,200	Mitsubishi UFJ Financial Group, Inc. (Banks)	3,680,126
57,100	Nidec Corp. (Capital Goods)	3,790,396
188,100	ORIX Corp. (Diversified Financials)	2,643,017
60,200	Pola Orbis Holdings, Inc. (Household & Personal Products)	3,189,242
58,100	Start Today Co. Ltd. (Retailing)	1,529,479
359,600	Tokyu Fudosan Holdings Corp. (Real Estate)	2,452,676
102,300	Unicharm Corp. (Household & Personal Products)	2,678,213

		31,100,437

Netherlands – 1.6%
378,154	Aegon NV (Insurance)	2,985,776

Russia – 0.7%
6,729	Magnit OJSC (Food & Staples Retailing)*	1,312,606

Singapore – 0.9%
106,521	DBS Group Holdings Ltd. (Banks)	1,579,478

South Korea – 2.2%
53,560	Hana Financial Group, Inc. (Banks)	1,385,464
66,568	Kia Motors Corp. (Automobiles & Components)	2,705,186

		4,090,650

Spain – 4.9%
359,811	Banco Bilbao Vizcaya Argentaria SA (Banks)	3,633,918
426,839	Banco Popular Espanol SA (Banks)	2,087,734
491,135	Iberdrola SA (Utilities)	3,167,111

		8,888,763

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Sweden – 5.3%
88,644	Hennes & Mauritz AB Class B (Retailing)	$ 3,591,655
81,339	Svenska Cellulosa AB SCA Class B (Household & Personal Products)	1,869,078
186,116	Telefonaktiebolaget LM Ericsson Class B (Technology Hardware & Equipment)	2,336,676
153,458	Volvo AB Class B (Capital Goods)	1,857,184

		9,654,593

Switzerland – 12.8%
132,125	Credit Suisse Group AG (Registered) (Diversified Financials)*	3,554,684
28,019	Julius Baer Group Ltd. (Diversified Financials)*	1,400,498
57,513	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	5,676,561
8,945	Syngenta AG (Registered) (Materials)	3,038,872
6,576	The Swatch Group AG (Consumer Durables & Apparel)	2,781,034
208,175	UBS Group AG (Diversified Financials)*	3,903,513
52,426	Wolseley PLC (Capital Goods)	3,098,613

		23,453,775

Taiwan – 1.2%
161,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	2,174,428

United Kingdom – 9.0%
376,720	Aviva PLC (Insurance)	3,014,846
197,517	BG Group PLC (Energy)	2,424,272
452,292	ITV PLC (Media)	1,693,403
323,423	Just Eat PLC (Software & Services)*	2,091,779
55,912	Rio Tinto PLC (Materials)	2,305,636
1,506,812	Vodafone Group PLC (Telecommunication Services)	4,930,779

		16,460,715

TOTAL COMMON STOCKS		$166,686,271

Preferred Stock –1.4%
Germany – 1.4%
9,813	Volkswagen AG (Automobiles & Components)	$ 2,602,432

Shares	Description	Value
Exchange Traded Funds – 4.4%
United States – 4.4%
27,848	iShares MSCI EAFE Fund	$ 1,787,006
504,102	iShares MSCI Japan Fund	6,316,398

TOTAL EXCHANGE TRADED FUNDS		$ 8,103,404

Units	Description	Expiration Month	Value
Right – 0.0%
Spain – 0.0%
359,811	Banco Bilbao Vizcaya Argentaria SA (Banks)*	04/15	$ 51,843

TOTAL INVESTMENTS – 97.0%			$177,443,950

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.0%			5,425,831

NET ASSETS – 100.0%			$182,869,781

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $1,056,914, which represents approximately 0.6% of net assets as of March 31, 2015.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$171,505,129

Gross unrealized gain	19,650,047
Gross unrealized loss	(13,711,226)

Net unrealized security gain	$5,938,821

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST U.S. EQUITY INSIGHTS FUND

Schedule of Investments

March 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 97.5%
Automobiles & Components – 0.8%
17,857	Delphi Automotive PLC	$ 1,423,917
16,499	Harley-Davidson, Inc.	1,002,149
8,529	Lear Corp.	945,184

		3,371,250

Banks – 1.8%
11,910	Bank of America Corp.	183,295
3,590	Bank of Hawaii Corp.	219,744
9,818	BB&T Corp.	382,804
17,789	JPMorgan Chase & Co.	1,077,657
16,319	KeyCorp	231,077
16,657	PacWest Bancorp	781,047
34,088	Wells Fargo & Co.	1,854,387
115,566	Zions Bancorporation	3,120,282

		7,850,293

Capital Goods – 10.3%
42,257	3M Co.	6,970,292
63,847	Danaher Corp.	5,420,610
40,227	General Dynamics Corp.	5,460,011
423,799	General Electric Co.	10,514,453
24,091	Lockheed Martin Corp.	4,889,510
11,633	Masco Corp.	310,601
32,725	Northrop Grumman Corp.	5,267,416
3,544	Owens Corning	153,810
45,526	The Boeing Co.	6,832,542

		45,819,245

Commercial & Professional Services – 0.5%
26,523	Cintas Corp.	2,165,072
4,064	Waste Management, Inc.	220,391

		2,385,463

Consumer Durables & Apparel – 1.7%
17,029	D.R. Horton, Inc.	484,986
35,699	Garmin Ltd.(a)	1,696,417
25,819	Mohawk Industries, Inc.*	4,795,879
7,074	PulteGroup, Inc.	157,255
8,708	VF Corp.	655,799

		7,790,336

Consumer Services – 1.1%
106,908	Carnival Corp.	5,114,479

Diversified Financials – 6.0%
4,491	Affiliated Managers Group, Inc.*	964,577
9,981	Ally Financial, Inc.*	209,401
76,731	American Express Co.	5,994,226
33,089	Ameriprise Financial, Inc.	4,329,365
26,529	Berkshire Hathaway, Inc. Class B*	3,828,665
69,993	Capital One Financial Corp.	5,516,848
21,745	Discover Financial Services	1,225,331
149,340	The Charles Schwab Corp.	4,545,910

		26,614,323

Energy – 7.5%
56,782	Cameron International Corp.*	2,562,004
2,805	Chevron Corp.	294,469
117,330	Exxon Mobil Corp.	9,973,050
97,828	HollyFrontier Corp.	3,939,534

Shares	Description	Value
Common Stocks – (continued)
Energy – (continued)
51,403	Marathon Petroleum Corp.	$ 5,263,153
65,879	Phillips 66	5,178,089
23,541	Spectra Energy Corp.	851,478
82,951	Valero Energy Corp.	5,277,343

		33,339,120

Food & Staples Retailing – 5.1%
71,808	CVS Health Corp.	7,411,303
70,086	The Kroger Co.	5,372,793
26,582	Walgreens Boots Alliance, Inc.	2,250,964
92,900	Wal-Mart Stores, Inc.	7,641,025

		22,676,085

Food, Beverage & Tobacco – 3.9%
120,691	Altria Group, Inc.	6,036,964
55,673	Kellogg Co.	3,671,634
82,574	PepsiCo, Inc.	7,895,726

		17,604,324

Health Care Equipment & Services – 3.2%
18,794	Aetna, Inc.	2,002,125
22,429	AmerisourceBergen Corp.	2,549,504
4,689	Anthem, Inc.	724,029
11,135	Boston Scientific Corp.*	197,646
44,893	Cardinal Health, Inc.	4,052,491
38,388	UnitedHealth Group, Inc.	4,540,917

		14,066,712

Household & Personal Products – 3.5%
23,339	Colgate-Palmolive Co.	1,618,326
39,086	Kimberly-Clark Corp.	4,186,501
120,005	The Procter & Gamble Co.	9,833,210

		15,638,037

Insurance – 2.5%
10,935	Allied World Assurance Co. Holdings AG	441,774
37,167	Aspen Insurance Holdings Ltd.	1,755,398
38,423	Reinsurance Group of America, Inc.	3,580,639
49,679	The Travelers Companies, Inc.	5,371,790

		11,149,601

Materials – 1.7%
137,159	Alcoa, Inc.	1,772,094
93,598	International Paper Co.	5,193,753
13,858	Nucor Corp.	658,671

		7,624,518

Media – 3.1%
131,729	Comcast Corp. Class A	7,438,737
12,253	DIRECTV*	1,042,730
36,758	The Walt Disney Co.	3,855,546
8,600	Time Warner Cable, Inc.	1,288,968
3,969	Viacom, Inc. Class B	271,083

		13,897,064

Pharmaceuticals, Biotechnology & Life Sciences – 13.2%
83,529	AbbVie, Inc.(b)	4,889,788
346	Actavis PLC*	103,036

GOLDMAN SACHS VARIABLE INSURANCE TRUST U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Pharmaceuticals, Biotechnology & Life Sciences – (continued)
24,459	Amgen, Inc.	$ 3,909,771
8,583	Biogen, Inc.*	3,624,086
91,701	Bristol-Myers Squibb Co.	5,914,714
55,562	Celgene Corp.*	6,405,187
21,504	Eli Lilly & Co.	1,562,266
81,408	Gilead Sciences, Inc.*	7,988,567
5,479	Isis Pharmaceuticals, Inc.*	348,848
110,329	Johnson & Johnson	11,099,097
146,320	Merck & Co., Inc.	8,410,474
135,047	Pfizer, Inc.	4,698,285

		58,954,119

Real Estate – 2.9%
38,219	American Tower Corp. (REIT)	3,598,319
32,708	Crown Castle International Corp. (REIT)	2,699,718
37,321	Equity Residential (REIT)	2,905,813
2,315	Essex Property Trust, Inc. (REIT)	532,219
92,600	Host Hotels & Resorts, Inc. (REIT)	1,868,668
5,900	Post Properties, Inc. (REIT)	335,887
15,037	Weingarten Realty Investors (REIT)	541,031
14,991	WP GLIMCHER, Inc. (REIT)	249,300

		12,730,955

Retailing – 3.8%
44,713	Dollar General Corp.*	3,370,466
8,186	L Brands, Inc.	771,858
16,777	Liberty Interactive Corp. Series A*	489,721
33,999	Lowe’s Companies, Inc.	2,529,185
93,821	The Gap, Inc.	4,065,264
81,500	The TJX Companies, Inc.	5,709,075

		16,935,569

Semiconductors & Semiconductor Equipment – 2.9%
67,694	Broadcom Corp. Class A	2,930,812
131,277	Intel Corp.	4,105,032
104,006	Texas Instruments, Inc.	5,947,583

		12,983,427

Software & Services – 8.5%
36,615	Accenture PLC Class A	3,430,459
69,823	Adobe Systems, Inc.*	5,162,713
4,173	Automatic Data Processing, Inc.	357,376
8,183	Citrix Systems, Inc.*	522,648
5,743	Fiserv, Inc.*	455,994
3,392	Google, Inc. Class A*	1,881,542
2,610	Google, Inc. Class C*	1,430,280
288,676	Microsoft Corp.	11,736,123
181,361	Oracle Corp.	7,825,727
2,508	salesforce.com inc*	167,560
377,931	Xerox Corp.	4,856,413

		37,826,835

Technology Hardware & Equipment – 9.9%
159,719	Apple, Inc.	19,873,835
136,958	Cisco Systems, Inc.	3,769,769
225,742	Corning, Inc.	5,119,829
224,310	EMC Corp.	5,733,364
162,784	Hewlett-Packard Co.	5,072,349

Shares	Description	Value
Common Stocks – (continued)
Technology Hardware & Equipment – (continued)
99,833	NetApp, Inc.	$ 3,540,078
12,138	Western Digital Corp.	1,104,679

		44,213,903

Telecommunication Services – 1.1%
124,243	CenturyLink, Inc.	4,292,596
10,014	Verizon Communications, Inc.	486,981

		4,779,577

Transportation – 2.5%
17,067	Alaska Air Group, Inc.	1,129,494
20,723	Delta Air Lines, Inc.	931,706
20,926	FedEx Corp.	3,462,207
65,514	Southwest Airlines Co.	2,902,270
26,066	Union Pacific Corp.	2,823,209

		11,248,886

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$434,614,121

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle(c)(d) – 0.4%
Goldman Sachs Financial Square Money Market Fund – FST Shares
1,669,575	0.086%	$ 1,669,575

TOTAL INVESTMENTS – 97.9%		$436,283,696

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.1%		9,223,329

NET ASSETS – 100.0%		$445,507,025

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	Represents an affiliated issuer.

(d)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on March 31, 2015.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2015, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

S&P 500 E-Mini Index	41	June 2015	$4,224,640	$(11,420)

TAX INFORMATION — At March 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$417,217,030

Gross unrealized gain	28,025,573
Gross unrealized loss	(8,958,907)

Net unrealized security gain	$19,066,666

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ and Portfolio’s valuation policy (except VIT Money Market Fund) is to value investments at fair value.

It is the Money Market Fund’s policy to use the amortized-cost method permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Act”), which approximates market value, for valuing portfolio securities. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue, as an adjustment to interest income. Under procedures and tolerance established by the Trustees, Goldman Sachs Asset Management, L.P. (“GSAM”) evaluated the difference between the Fund’s net asset value (“NAV”) based upon the amortized cost of the Fund’s securities and the NAV based upon available market quotations (or permitted substitutes).

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s or Goldman Sachs Asset Management International (“GSAMI”) assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds and the Portfolio, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM or GSAMI day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ and the Portfolio’s portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM or GSAMI regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or it is believed by the investment adviser to not represent fair value, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the NAV on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund are valued at the NAV of the FST Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy.

The Goldman Sachs Financial Square Government Fund may invest in debt securities which are valued daily on the basis of quotations supplied by dealers, if market quotations are readily available, or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds — Investments in the Underlying Funds are valued at the NAV per share of the Institutional Share class of each Underlying Fund on the day of valuation. Because the Portfolio invests primarily in other mutual funds that fluctuate in value, the Portfolio’s shares will correspondingly fluctuate in value. These investments are generally classified as Level 1 of the fair value hierarchy.

The Underlying Funds may invest in debt securities which, if market quotations are readily available, are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

The Underlying Funds may invest in equity securities and investment companies. Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price, or it is believed by the investment advisor to not represent fair value, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the NAV on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

i. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

ii. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold.

iii. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

iv. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement which may result in a realized gain or loss.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Funds enter into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss.

A forward foreign currency contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”)(“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

JOINT REPURCHASE AGREEMENT ACCOUNT III — At March 31, 2015, the Money Market Fund had undivided interests in the Joint Repurchase Agreement Account III, with a maturity date of April 1, 2015, as follows:

Principal Amount	Maturity Value	Collateral Value
$60,000,000	$60,000,266	$61,608,834

REPURCHASE AGREEMENTS — At March 31, 2015, the Principal Amounts of the Money Market Fund’s interest in the Joint Repurchase Agreement Account III were as follows:

Counterparty	Interest Rate	Principal Amount
ABN Amro Bank N.V.	0.200%	$17,246,596
BNP Paribas Securities Corp.	0.130	6,898,638
Citigroup Global Markets, Inc.	0.150	6,354,009
Credit Agricole Corporate and Investment Bank	0.140	4,538,578
TD Securities USA, LLC	0.140	11,346,445
Wells Fargo Securities, LLC	0.150	13,615,734
TOTAL		$60,000,000

At March 31, 2015, the Joint Repurchase Agreement Account III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Bank	0.500 to 2.375%	08/18/16 to 03/14/25
Federal Home Loan Mortgage Corp.	2.000 to 6.500	09/01/18 to 04/01/45
Federal National Mortgage Association	2.000 to 6.500	11/01/16 to 04/01/45
Government National Mortgage Association	3.000 to 5.500	06/15/39 to 03/20/45
U.S. Treasury Bond	3.125 to 4.250	05/15/39 to 08/15/44
U.S. Treasury Inflation-Indexed Note	0.125	01/15/23
U.S. Treasury Note	0.500 to 4.500	10/31/15 to 02/28/22

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ and the Portfolio’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s and the Portfolio’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ and Portfolio’s investments and derivatives classified in the fair value hierarchy as of March 31, 2015. For the Money Market Fund, all investments are classified as Level 2. Please refer to the Schedule of Investments for further detail.

CORE FIXED INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$35,204,203	$—
Mortgage-Backed Obligations	—	32,044,862	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	21,159,178	4,505,004	—
Asset-Backed Securities	—	8,302,841	—
Foreign Debt Obligations	131,628	2,722,535	—
Municipal Debt Obligations	—	1,509,279	—
Government Guarantee Obligations	—	1,905,849	—
Total	$21,290,806	$86,194,573	$—

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$100,793	$—
Futures Contracts	67,597	—	—
Interest Rate Swaps	—	37,452	—
Total	$67,597	$138,245	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(84,820)	$—
Futures Contracts	(118,415)	—	—
Interest Rate Swaps	—	(107,274)	—
Total	$(118,415)	$(192,094)	$—

EQUITY INDEX

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(b)
North America	$184,705,639	$—	$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	99,999	—	—
Total	$184,805,638	$—	$—

Derivative Type
Liabilities(a)
Futures Contracts	$(4,342)	$—	$—

GLOBAL MARKETS NAVIGATOR

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
U.S. Treasury Obligations and/or Other U.S. Government Agencies	$41,624,857	$—	$—
Exchange Traded Funds	33,663,127	—	—
Investment Company	130,908,580	—	—
Securities Lending Reinvestment Vehicle	4,602,750	—	—
Total	$210,799,314	$—	$—

Derivative Type
Assets(a)
Futures Contracts	$2,531,936	$—	$—

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GROWTH OPPORTUNITIES

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(b)
North America	$199,361,609	$—	$—

HIGH QUALITY FLOATING RATE

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$402,053	$—
Mortgage-Backed Obligations	—	41,880,494	—
Asset-Backed Securities	—	24,686,335	—
Investment Company	6,094,290	—	—
Total	$6,094,290	$66,968,882	$—

Derivative Type
Assets(a)
Futures Contracts	$15,690	$—	$—
Liabilities(a)
Futures Contracts	$(51,240)	$—	$—

LARGE CAP VALUE

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(b)
North America	$985,193,138	$—	$—

MID CAP VALUE

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(b)
North America	$1,028,010,302	$—	$—

MULTI-STRATEGY ALTERNATIVES

Investment Type	Level 1	Level 2	Level 3
Assets
Equity Underlying Funds	$1,377,581	$—	$—
Fixed Income Underlying Funds	3,418,895	—	—
Exchange Traded Funds	232,078
Investment Company	166,846	—	—
Total	$5,195,400	$—	$—

SMALL CAP EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(b)
North America	$111,793,509	$—	$—
Securities Lending Reinvestment Vehicle	3,926,356	—	—
Total	$115,719,865	$—	$—

Derivative Type
Assets(a)
Futures Contracts	$16,513	$—	$—

STRATEGIC GROWTH

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(b)
North America	$514,343,338	$—	$—

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

STRATEGIC INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$2,402,171	$—
Mortgage-Backed Obligations	—	2,917,721	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	13,675,276	—	—
Asset-Backed Securities	—	2,758,004	—
Foreign Debt Obligations	540,806	2,941,691	—
Municipal Debt Obligations	—	684,025	—
Bank Loan Obligations	—	1,227,541	73,474
Commercial Paper	—	249,952	—
Options Purchased	—	148,534	—
Investment Company	6,330,066	—	—
Total	$20,546,148	$13,329,639	$73,474

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$175,095	$—
Credit Default Swaps	—	20,292	—
Interest Rate Swaps	—	79,258	—
Total	$—	$274,645	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(116,498)	$—
Futures Contracts	(21,661)	—	—
Credit Default Swaps	—	(12,153)	—
Interest Rate Swaps	—	(318,719)	—
Total	$(21,661)	$(447,370)	$—

STRATEGIC INTERNATIONAL EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stocks and/or Other Equity Investments(b)
Asia	$—	$44,046,954	$—
Australia and Oceania	—	8,343,646	—
Europe	—	116,949,946	—
North America	8,103,404	—	—
Total	$8,103,404	$169,340,546	$—

U.S. EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(b)
North America	$434,614,121	$—	$—
Securities Lending Reinvestment Vehicle	1,669,575	—	—
Total	$436,283,696	$—	$—

Derivative Type
Liabilities(a)
Futures Contracts	$(11,420)	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

(b)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedule of Investments.

Securities Lending — Pursuant to exemptive relief granted by SEC and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Money Market Fund (“Money Market Fund”), an affiliated series of the Trust. The Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.205% on an annualized basis of the average daily net assets of the Money Market Fund.

Both the Funds and GSAL received compensation relating to the lending of the Funds’ securities.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ and Portfolio’s risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Interest Rate Risk — In a declining interest rate environment, low yields on the Money Market Fund’s holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders. As a result, GSAM and/or Goldman Sachs may voluntarily agree to waive certain fees (such as distribution and service, transfer agency and management fees) which can fluctuate daily.

When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments.

Investments in the Underlying Funds — The investments of a Portfolio are concentrated in the Underlying Funds, and the Portfolio’s investment performance is directly related to the investment performance of the Underlying Funds it holds. The Portfolio is subject to the risk factors associated with the investments of the Underlying Funds in direct proportion to the amount of assets allocated to each. To the extent that the Portfolio has a relative concentration of its portfolio in a single Underlying Fund the Portfolio may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange traded fund (“ETF”), a Fund, Portfolio and Underlying Fund will directly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund, Portfolio and Underlying Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund, Portfolio, and Underlying Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund, Portfolio and Underlying Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund, Portfolio, and Underlying Fund. Such large shareholder redemptions may cause the Fund, Portfolio, and Underlying Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s, Portfolio’s and Underlying Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s, Portfolio’s and Underlying Fund’s performance to the extent that a Fund, Portfolio, and Underlying Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s, Portfolio’s and Underlying Fund’s expense ratio.

Liquidity Risk — The Funds and Underlying Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund and Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund and Portfolio may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market and Credit Risks — In the normal course of business, the Funds, Portfolio and Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds, Portfolio and Underlying Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds, Portfolio, and Underlying Funds have unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Funds, Portfolio and Underlying Funds invest. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund, Portfolio and Underlying Funds have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund, Portfolio and Underlying Funds also invest in securities of issuers located in emerging markets, these risks may be more pronounced.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Variable Insurance Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date: May 29, 2015

By (Signature and Title)*	/s/ SCOTT McHUGH, PRINCIPAL FINANCIAL OFFICER

Date: May 29, 2015

*	Print the name and title of each signing officer under his or her signature.